UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Spartan®

Florida Municipal
Income Fund

and

Fidelity®
Florida Municipal
Money Market Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Florida Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Florida Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	22.8	21.6
Health Care	17.1	15.1
Special Tax	14.3	15.6
Water & Sewer	11.2	13.0
Transportation	9.5	11.0
Average Years to Maturity as of May 31, 2004
		6 months ago
Years	13.9	13.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2004
6 months ago
Years	7.2	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
AAA 76.4%	AAA 74.6%
AA,A 18.3%	AA,A 19.6%
BBB 3.2%	BBB 4.6%
BB and Below 0.0%	BB and Below 0.6%
Not Rated 0.8%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets* (0.1)%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

*Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Spartan Florida Municipal Income Fund

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value (Note 1)

Florida - 96.2%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (f)	$ 1,735,000	$ 1,882,770
6.05% 11/15/16 (Escrowed to Maturity) (f)	6,230,000	7,125,687
Bay County Wtr. Sys. Rev. 5.7% 9/1/30 (AMBAC Insured)	10,605,000	11,228,991
Brevard County Util. Rev. 5% 3/1/07 (FGIC Insured)	170,000	181,106
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (e)	1,210,000	1,320,957
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (e)	1,505,000	1,589,175
Series J1, 5.75% 10/1/18 (AMBAC Insured) (e)	2,755,000	2,946,776
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,632,860
Broward County School Board Ctfs. of Prtn. 5.25% 7/1/16 (MBIA Insured)	6,060,000	6,514,136
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,476,201
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,579,224
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,364,796
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,883,314
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,278,496
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,318,963
Collier County School Board Ctfs. of Prtn.:
(Master Lease Prog.) Series B, 5% 2/15/09 (FSA Insured)	1,470,000	1,582,705
(School Board of Collier County Master Lease Prog.) 5.375% 2/15/19 (FSA Insured)	2,000,000	2,115,520
5.375% 2/15/17 (FSA Insured)	1,575,000	1,677,596
5.375% 2/15/21 (FSA Insured)	4,000,000	4,193,800
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A, 6% 10/1/08 (FSA Insured) (e)	6,675,000	7,362,125
Series B, 5% 10/1/11 (FSA Insured) (e)	3,300,000	3,453,516
Series B, 6.3% 10/1/05 (AMBAC Insured)	1,200,000	1,241,052
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,583,292
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Dade County Aviation Rev.: - continued
Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	$ 2,125,000	$ 2,266,440
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (e)	5,000,000	5,376,800
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,495,000	3,589,819
Daytona Beach Util. Sys. Rev. Series D:
5.25% 11/15/16 (FSA Insured)	1,200,000	1,296,192
5.25% 11/15/17 (FSA Insured)	1,825,000	1,949,757
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,701,205
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,788,118
Duval County School Board Ctfs. of Prtn. 5.625% 7/1/14 (FSA Insured)	3,010,000	3,277,950
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,210,000	1,263,785
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,000,000	3,486,360
Florida Board of Ed. Cap. Outlay:
Series A, 5.5% 1/1/08	5,000,000	5,374,700
Series B, 5.375% 6/1/17	5,000,000	5,371,850
Series C, 5.75% 6/1/29 (FGIC Insured)	2,000,000	2,140,720
Series E, 5.625% 6/1/29	3,000,000	3,143,640
Series F, 5.5% 6/1/17	3,000,000	3,194,100
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	1,000,000	1,118,550
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	5,826,749
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,074,910
Series B:
6% 7/1/14 (FGIC Insured)	3,435,000	3,880,588
6% 7/1/15 (FGIC Insured)	3,000,000	3,385,650
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,474,904
Series A:
5.125% 6/1/30	1,360,000	1,372,226
5.625% 6/1/14	1,000,000	1,094,730
Florida Dept. of Corrections Ctfs. of Prtn. (Okeechobee Correctional Institution Proj.) 5% 3/1/11 (AMBAC Insured)	2,735,000	2,948,713
Florida Dept. of Envir. Protection Preservation Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,471,060
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. (Dept. of Envir. Protection Proj.) Series 1997 B, 6% 7/1/10 (AMBAC Insured)	$ 1,085,000	$ 1,237,334
Florida Gen. Oblig. 5.375% 7/1/15 (MBIA Insured)	2,110,000	2,293,739
Florida Hsg. Fin. Agcy. (Single Family Mtg. Prog.):
Series A:
6.35% 7/1/14	415,000	423,628
6.55% 7/1/14 (e)	540,000	554,272
Series B, 6.55% 7/1/17 (e)	420,000	428,358
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (f)	3,000,000	3,704,010
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,470,488
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,630,888
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,057,484
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	3,270,000	3,395,208
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	1,961,218
Series 1985 E:
4.625%, tender 12/1/05 (FGIC Insured) (b)	1,040,000	1,081,558
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,433,381
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,571,960
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	3,018,538
3.35%, tender 9/1/05 (b)	5,000,000	5,069,450
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Arpt. Proj.) 5% 10/1/17 (MBIA Insured)	3,505,000	3,619,193
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,365,286
5% 10/1/08	1,000,000	1,047,360
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	4,855,150
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4.25%, tender 8/1/07 (b)(e)	2,110,000	2,132,915
5.1% 10/1/13	3,000,000	3,034,980
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,084,523
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Hillsborough County School District Sales Tax Rev. 5.375% 10/1/16 (AMBAC Insured)	$ 6,000,000	$ 6,405,540
Hillsborough County Util. Rev. Series A, 0% 8/1/07 (Escrowed to Maturity) (f)	3,000,000	2,745,840
Jacksonville Economic Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,026,083
Series C, 5.5% 11/15/36 (MBIA Insured)	10,000,000	10,265,900
Jacksonville Elec. Auth. Rev.:
Series 3A, 5.25% 10/1/31	3,900,000	3,905,343
Series A, 6.125% 10/1/39	8,310,000	8,660,183
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (e)	1,540,000	1,685,930
5.5% 10/1/11 (FGIC Insured) (e)	2,730,000	2,990,087
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A, 5.25% 8/15/08 (MBIA Insured)	3,720,000	4,006,031
Jacksonville Sales Tax Rev.:
5.25% 10/1/19 (MBIA Insured)	1,500,000	1,581,780
5.5% 10/1/18 (FGIC Insured)	1,000,000	1,112,420
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,118,468
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,069,650
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,234,959
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,092,490
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	2,310,000	2,521,365
Lee County Indl. Dev. Auth. Util. Sys. Rev. (Bonita Springs Utils., Inc. Proj.) 5% 11/1/18 (MBIA Insured) (e)	1,015,000	1,041,745
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (e)	1,035,000	1,094,430
5.25% 10/1/16 (MBIA Insured) (e)	1,090,000	1,151,029
5.25% 10/1/17 (MBIA Insured) (e)	1,145,000	1,199,342
5.25% 10/1/18 (MBIA Insured) (e)	1,205,000	1,248,645
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,374,638
Melbourne Arpt. Rev.:
6.5% 10/1/04 (MBIA Insured) (e)	290,000	295,014
6.5% 10/1/05 (MBIA Insured) (e)	310,000	328,389
6.5% 10/1/06 (MBIA Insured) (e)	325,000	354,052
6.75% 10/1/07 (MBIA Insured) (e)	350,000	391,843
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Melbourne Arpt. Rev.: - continued
6.75% 10/1/08 (MBIA Insured) (e)	$ 375,000	$ 424,024
6.75% 10/1/09 (MBIA Insured) (e)	400,000	456,524
6.75% 10/1/10 (MBIA Insured) (e)	425,000	489,464
Melbourne Wtr. & Swr. Rev. Series B, 0% 10/1/24 (FGIC Insured)	2,750,000	933,075
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,030,463
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,024,280
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,542,329
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,204,960
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	2,000,000	2,178,240
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,542,868
Miami-Dade County Aviation Rev.:
Series A, 5% 10/1/05 (FGIC Insured) (e)	2,550,000	2,651,388
Series C, 5.25% 10/1/12 (MBIA Insured) (e)	5,185,000	5,451,768
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,775,050
5.75% 4/1/29 (AMBAC Insured)	6,520,000	6,961,600
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	3,000,000	3,318,660
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5.75% 10/1/12 (FSA Insured)	2,530,000	2,798,610
5.75% 10/1/13 (FSA Insured)	2,030,000	2,252,813
5.75% 10/1/14 (FSA Insured)	2,000,000	2,213,360
Series C, 5.5% 10/1/18 (FSA Insured)	1,000,000	1,076,030
5%, tender 5/1/11 (MBIA Insured) (b)	8,000,000	8,513,360
Miami-Dade County School District:
Series 1995, 5.2% 8/1/07 (MBIA Insured) (a)	3,000,000	3,187,260
5.375% 8/1/12 (FSA Insured)	1,750,000	1,934,398
North Miami Edl. Facilities Rev. (Johnson & Wales Univ. Proj.):
Series A, 5% 4/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,034,780
5% 4/1/20 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,023,060
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Oblig. Group Proj.):
5.625% 11/15/32	$ 1,000,000	$ 1,018,460
5.75% 11/15/05 (AMBAC Insured)	2,760,000	2,902,692
6.375% 11/15/20	2,000,000	2,134,400
6.5% 11/15/30	2,500,000	2,669,350
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,678,632
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,210,190
Series A, 6% 10/1/05 (MBIA Insured)	1,465,000	1,542,352
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (e)	320,000	329,018
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,000,000	2,011,590
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,691,280
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,494,965
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,400,613
Orange County Tourist Dev. Tax Rev.:
5.5% 10/1/22 (AMBAC Insured)	3,270,000	3,457,142
5.5% 10/1/31 (AMBAC Insured)	8,485,000	8,758,132
Orlando Utils. Commission Wtr. & Elec. Rev.:
Series 2001, 5.25% 10/1/20	7,000,000	7,347,130
Series C:
5.25% 10/1/17	2,500,000	2,668,725
5.25% 10/1/21	1,630,000	1,705,062
5.25% 10/1/23	1,000,000	1,030,660
Sub Series D, 6.75% 10/1/17 (Escrowed to Maturity) (f)	7,300,000	8,759,416
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,069,650
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,150,000	1,240,885
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A, 5.5% 6/1/15	1,000,000	1,086,940
Palm Beach County School Board Ctfs. of Prtn.:
Series A:
5.375% 8/1/14 (FSA Insured)	2,060,000	2,248,387
5.375% 8/1/17 (FSA Insured)	1,315,000	1,405,038
5.5% 8/1/19 (AMBAC Insured)	1,000,000	1,069,770
5.5% 8/1/21 (AMBAC Insured)	2,500,000	2,650,125
Series D:
5.25% 8/1/17 (FSA Insured)	2,000,000	2,132,660
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.: - continued
Series D:
5.25% 8/1/19 (FSA Insured)	$ 1,500,000	$ 1,578,360
5.25% 8/1/21 (FSA Insured)	2,000,000	2,076,720
Palm Beach County Solid Waste Auth. Rev. Series B, 0% 10/1/14 (AMBAC Insured)	2,000,000	1,260,580
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (e)	2,400,000	2,580,984
6% 4/1/10 (AMBAC Insured) (e)	5,770,000	6,247,814
6% 4/1/11 (AMBAC Insured) (e)	5,000,000	5,405,650
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (e)	1,500,000	1,626,915
Pinellas County Cap. Impt. Rev. 5.75% 1/1/09 (FGIC Insured)	2,500,000	2,769,650
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33	3,670,000	3,694,259
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Winter Haven Hosp. Proj.) Series 2, 6.25% 9/1/15 (MBIA Insured)	1,335,000	1,360,125
Port Saint Lucie Local Option Gas Tax Rev. 5% 9/1/14 (FGIC Insured)	1,430,000	1,513,898
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,330,289
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,072,010
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,026,387
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,719,938
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Oblig. Group Proj.) 5.5% 10/1/05 (MBIA Insured)	1,980,000	2,072,961
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,243,986
Tampa Rev. (Catholic Health East Proj.):
Series A, 5.5% 11/15/12 (MBIA Insured)	1,000,000	1,106,140
Series A1:
4.7% 11/15/10 (MBIA Insured)	1,500,000	1,603,815
5.5% 11/15/08 (MBIA Insured)	500,000	548,890
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,633,138
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,813,638
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Tampa Sales Tax Rev.: - continued
Series A, 5.375% 10/1/15 (AMBAC Insured)	$ 2,150,000	$ 2,316,733
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	3,000,000	2,930,220
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,056,160
		469,095,579
Puerto Rico - 2.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,533,728
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	3,000,000	3,246,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (f)	4,260,000	4,501,457
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,750,000	1,848,035
		12,129,220
TOTAL MUNICIPAL BONDS (Cost $467,351,097)		481,224,799
Money Market Funds - 0.7%
	Shares
Fidelity Municipal Cash Central Fund, 1.10% (c)(d) (Cost $3,558,200)	3,558,200	3,558,200
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $470,909,297)	484,782,999
NET OTHER ASSETS - 0.6%	2,735,323
NET ASSETS - 100%	$ 487,518,322
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	22.8%
Health Care	17.1%
Special Tax	14.3%
Water & Sewer	11.2%
Transportation	9.5%
Escrowed/Pre-Refunded	6.0%
Others* (individually less than 5%)	19.1%
100.0%
*Includes cash equivalents and net other assets
Purchases and sales of securities, other than short-term securities, aggregated $50,000,623 and $107,332,925, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $470,909,297) - See accompanying schedule		$ 484,782,999
Cash		48,721
Receivable for investments sold		2,723,122
Receivable for fund shares sold		66,514
Interest receivable		5,513,579
Prepaid expenses		1,718
Other receivables		389
Total assets		493,137,042

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,282,943
Payable for fund shares redeemed	1,483,245
Distributions payable	638,550
Accrued management fee	154,948
Other affiliated payables	40,327
Other payables and accrued expenses	18,707
Total liabilities		5,618,720

Net Assets		$ 487,518,322
Net Assets consist of:
Paid in capital		$ 473,169,794
Undistributed net investment income		163,760
Accumulated undistributed net realized gain (loss) on investments		311,066
Net unrealized appreciation (depreciation) on investments		13,873,702
Net Assets, for 42,786,605 shares outstanding		$ 487,518,322
Net Asset Value, offering price and redemption price per share ($487,518,322 ÷ 42,786,605 shares)		$ 11.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 12,018,247

Expenses
Management fee	$ 1,026,724
Transfer agent fees	181,122
Accounting fees and expenses	71,829
Non-interested trustees' compensation	1,347
Custodian fees and expenses	6,386
Registration fees	20,940
Audit	22,540
Legal	3,345
Miscellaneous	3,003
Total expenses before reductions	1,337,236
Expense reductions	(1,934)	1,335,302
Net investment income (loss)		10,682,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	201,551
Swap agreements	219,000
Total net realized gain (loss)		420,551
Change in net unrealized appreciation (depreciation) on investment securities		(12,095,657)
Net gain (loss)		(11,675,106)
Net increase (decrease) in net assets resulting from operations		$ (992,161)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,682,945	$ 23,588,595
Net realized gain (loss)	420,551	9,523,474
Change in net unrealized appreciation (depreciation)	(12,095,657)	1,706,550
Net increase (decrease) in net assets resulting from operations	(992,161)	34,818,619
Distributions to shareholders from net investment income	(10,799,309)	(23,876,924)
Distributions to shareholders from net realized gain	(8,261,770)	(3,901,069)
Total distributions	(19,061,079)	(27,777,993)
Share transactions Net proceeds from sales of shares	66,071,355	176,468,714
Reinvestment of distributions	12,232,304	17,090,895
Cost of shares redeemed	(121,607,446)	(202,472,235)
Net increase (decrease) in net assets resulting from share transactions	(43,303,787)	(8,912,626)
Redemption fees	11,019	16,114
Total increase (decrease) in net assets	(63,346,008)	(1,855,886)

Net Assets
Beginning of period	550,864,330	552,720,216
End of period (including undistributed net investment income of $163,760 and undistributed net investment income of $597,897, respectively)	$ 487,518,322	$ 550,864,330
Other Information Shares
Sold	5,617,368	14,946,059
Issued in reinvestment of distributions	1,045,030	1,447,877
Redeemed	(10,415,407)	(17,203,275)
Net increase (decrease)	(3,753,009)	(809,339)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.67	$ 11.51	$ 11.10	$ 10.88	$ 11.67
Income from Investment Operations
Net investment income (loss)	.230D	.479D	.506D,F	.547D	.535D	.515
Net realized and unrealized gain (loss)	(.273)	.253	.163F	.393	.246	(.702)
Total from investment operations	(.043)	.732	.669	.940	.781	(.187)
Distributions from net investment income	(.232)	(.484)	(.510)	(.528)	(.535)	(.515)
Distributions from net realized gain	(.175)	(.078)	-	(.002)	(.025)	(.090)
Distributions in excess of net realized gain	-	-	-	-	(.003)	-
Total distributions	(.407)	(.562)	(.510)	(.530)	(.563)	(.605)
Redemption fees added to paid in capital	-D,G	-D,G	.001D	-D,G	.002D	.002
Net asset value, end of period	$ 11.39	$ 11.84	$ 11.67	$ 11.51	$ 11.10	$ 10.88
Total ReturnB,C	(.41)%	6.40%	5.93%	8.60%	7.44%	(1.65)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.49%A	.49%	.49%	.49%	.51%	.55%
Expenses net of voluntary waivers, if any	.49%A	.49%	.49%	.49%	.51%	.55%
Expenses net of all reductions	.49%A	.48%	.47%	.40%	.49%	.54%
Net investment income (loss)	3.91%A	4.05%	4.35%F	4.78%	4.93%	4.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 487,518	$ 550,864	$ 552,720	$ 510,762	$ 414,076	$ 420,037
Portfolio turnover rate	19%A	33%	26%	12%	30%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/04	% of fund's investments 11/30/03	% of fund's investments 5/31/03
0 - 30	81.0	73.0	85.1
31 - 90	13.4	16.6	8.1
91 - 180	4.7	3.8	4.3
181 - 397	0.9	6.6	2.5
Weighted Average Maturity
	5/31/04	11/30/03	5/31/03
Fidelity Florida Municipal Money Market Fund	22 Days	35 Days	23 Days
Florida Tax-Free Money Market Funds Average*	33 Days	45 Days	27 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
Variable Rate Demand Notes (VRDNs) 75.5%	Variable Rate Demand Notes (VRDNs) 65.3%
Commercial Paper (including CP Mode) 13.0%	Commercial Paper (including CP Mode) 17.4%
Tender Bonds 3.7%	Tender Bonds 4.6%
Municipal Notes 3.2%	Municipal Notes 4.3%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 3.3%
Other Investments 4.3%	Other Investments 4.0%
Net Other Assets 0.3%	Net Other Assets 1.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value (Note 1)
Alaska - 0.6%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 2061, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,230,000	$ 3,230,000
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.80%, tender 6/1/05 (a)	4,100,000	4,100,000
		7,330,000
Arizona - 0.4%
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 1.1% tender 7/13/04, CP mode (b)	3,000,000	3,000,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 1.22%, LOC Bank One NA, Chicago, VRDN (a)	1,830,000	1,830,000
		4,830,000
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.19% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,600,000	2,600,000
California - 1.6%
California Gen. Oblig. Bonds:
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	10,000,000	10,000,000
Series LB 03 F8J, 1.05%, tender 6/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	10,000,000	10,000,000
		20,000,000
Colorado - 0.2%
Denver City & County Arpt. Rev. Participating VRDN Series PT 724, 1.16% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	2,350,000	2,350,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.65%, VRDN (a)(b)	900,000	900,000
District Of Columbia - 1.5%
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.21% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,000,000	1,000,000
District of Columbia Rev. Bonds (Nat'l. Academy of Sciences Proj.) Series 1999 C, 1.15% tender 8/9/04 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - continued
Metro. Washington Arpt. Auth. Sys. Rev.:
Participating VRDN Series PT 689, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,870,000	$ 5,870,000
1.11% (FSA Insured), VRDN (a)(b)	7,675,000	7,675,000
		19,545,000
Florida - 78.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.1% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	12,950,000	12,950,000
Brevard County Hsg. Fin. Auth. (Wickham Club Apts. Proj.) Series A, 1.15%, LOC Southtrust Bank NA, VRDN (a)(b)	3,800,000	3,800,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,380,000	5,380,000
Broward County Gen. Oblig.:
Bonds (Parks and Land Preservation Proj.) 2% 1/1/05	7,570,000	7,596,115
Participating VRDN:
Series Merlots 04 B9, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,700,000	5,700,000
Series PT 2138, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,045,000	7,045,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A27, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,365,000	2,365,000
Series PT 589, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,200,000	2,200,000
Broward County Indl. Dev. Auth. Indl. Dev. Rev. (RIB Associates Proj.) Series 1989, 1.15%, LOC Suntrust Bank, VRDN (a)(b)	650,000	650,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(b)	1,400,000	1,400,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 1.16% (AMBAC Insured), VRDN (a)(b)	4,500,000	4,500,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.15%, LOC Key Bank NA, VRDN (a)(b)	5,000,000	5,000,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series 2000 O, 1.21% (Liquidity Facility Bank of America NA) (a)(b)(c)	5,435,000	5,435,000
Clipper Tax-Exempt Trust Participating VRDN Series 2004 1, 1.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	11,750,000	11,750,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.11%, LOC Fannie Mae, VRDN (a)(b)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.25% (Monumental Life Ins. Co. Guaranteed), VRDN (a)(b)	$ 28,475,000	$ 28,475,000
Dade County School District Bonds 5.2% 7/15/04 (AMBAC Insured)	15,530,000	15,607,160
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 1.18% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,965,000	1,965,000
Series PT 519, 1.15% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	2,380,000	2,380,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.21% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,035,000	5,035,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 0902, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Series EGL 00 901, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	6,100,000	6,100,000
Series EGL 01 0902, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	23,360,000	23,360,000
Series EGL 030025, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series PA 969, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,095,000	3,095,000
Series Putters 137, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	16,105,000	16,105,000
Series SGA 03 138, 1.12% (Liquidity Facility Societe Generale) (a)(c)	3,090,000	3,090,000
Series SGA 03 139, 1.12% (Liquidity Facility Societe Generale) (a)(c)	9,455,000	9,455,000
Florida Board of Ed. Lottery Rev.:
Bonds:
Series A, 5% 7/1/04 (AMBAC Insured)	5,000,000	5,016,313
Series C, 5% 7/1/04 (FGIC Insured)	2,000,000	2,006,525
Participating VRDN:
Series EGL 01 0906, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
Series ROC II R4521, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,495,000	2,495,000
Florida Correctional Privatization Communications Participating VRDN Series ROC II R2097, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,230,000	5,230,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 1897, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 11,580,000	$ 11,580,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 1.25%, LOC Suntrust Bank, VRDN (a)(b)	1,300,000	1,300,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 1.25%, LOC Wachovia Bank NA, VRDN (a)(b)	2,000,000	2,000,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 1.4%, LOC Wachovia Bank NA, VRDN (a)(b)	835,000	835,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	1,100,000	1,100,000
Florida Gen. Oblig.:
Bonds Series MS 98 117, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	2,245,000	2,245,000
Participating VRDN Series EGL 030054, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	7,000,000	7,000,000
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 1.1%, LOC Cr. Suisse First Boston Bank, VRDN (a)	10,400,000	10,400,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 1.11%, LOC Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
(Bridgewater Club Proj.) Series L1, 1.08%, LOC Suntrust Bank, VRDN (a)(b)	4,110,000	4,110,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.08%, LOC Citibank NA, New York, VRDN (a)(b)	2,945,000	2,945,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.11%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
(Northbridge Apts. Proj.) Series V1, 1.09%, LOC Bank of America NA, VRDN (a)(b)	23,020,000	23,020,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.08%, LOC Citibank NA, New York, VRDN (a)(b)	4,000,000	4,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series 2000 J, 1.18% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,950,000	3,950,000
Series FRRI 12, 1.18% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	9,835,000	9,835,000
Series LB 04 L9, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	8,375,000	8,375,000
Series PT 451, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,165,000	2,165,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Riverside Apts. Proj.) Series 2000 1, 1.12%, LOC Bank of America NA, VRDN (a)(b)	$ 6,060,000	$ 6,060,000
(Stuart Pointe Apts. Proj.) Series B1, 1.08%, LOC Suntrust Bank, VRDN (a)(b)	4,000,000	4,000,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.16%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.11%, LOC Fannie Mae, VRDN (a)(b)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
1% 7/14/04, LOC Wachovia Bank NA, CP	8,855,000	8,855,000
1% 7/15/04, LOC Wachovia Bank NA, CP	19,610,000	19,610,000
1% 8/12/04, LOC Wachovia Bank NA, CP	2,500,000	2,500,000
1% 9/8/04, LOC Wachovia Bank NA, CP	2,500,000	2,500,000
1.07% 10/14/04, LOC Wachovia Bank NA, CP	4,025,000	4,025,000
Series B, 1.03% 9/9/04, LOC Wachovia Bank NA, CP (b)	1,399,000	1,399,000
Florida Muni. Pwr. Agcy. Series A, 1.13% 8/2/04, LOC Wachovia Bank NA, CP	3,000,000	3,000,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series PA 535, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,595,000	9,595,000
Series PT 1904, 1.12% (Liquidity Facility WestLB AG) (a)(c)	1,825,000	1,825,000
Series PT 1981, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995,000	4,995,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.24%, VRDN (a)	9,300,000	9,300,000
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series Merlots 03 A18, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,575,000	3,575,000
Series PT 1709, 1.16% (Liquidity Facility WestLB AG) (a)(b)(c)	2,525,000	2,525,000
Series PT 1841, 1.16% (Liquidity Facility WestLB AG) (a)(b)(c)	2,960,000	2,960,000
Series B, 1.07% 8/4/04, LOC Landesbank Baden-Wuerttemberg, CP (b)	9,200,000	9,200,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.12%, LOC Suntrust Bank, VRDN (a)(b)	4,450,000	4,450,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 1.12%, LOC Bank of America NA, VRDN (a)(b)	5,600,000	5,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Morgan Creek Apts. Proj.) 1.11%, LOC Fannie Mae, VRDN (a)(b)	$ 12,700,000	$ 12,700,000
(Royal Palm Key Apts. Proj.) 1.12%, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.):
1.22%, LOC Bank of America NA, VRDN (a)(b)	350,000	350,000
1.25%, LOC Bank of America NA, VRDN (a)(b)	700,000	700,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,770,000	2,770,000
Indian River County Hosp. District Hosp. Rev. Bonds (Indian River Memorial Hosp. Proj.) Series 1989, 1.06% tender 8/13/04, LOC Suntrust Bank, CP mode	1,000,000	1,000,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 1.17%, LOC Bank of America NA, VRDN (a)(b)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,345,000	6,345,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,800,000	6,800,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.13% tender 8/11/04, CP mode	3,400,000	3,400,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 408, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 B, 0.98% 8/6/04 (Liquidity Facility Bank of Nova Scotia), CP	5,000,000	5,000,000
Lake County Indl. Dev. Auth. Rev. (U.S. Nutraceuticals LLC Proj.) Series 2001, 1.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,800,000	1,800,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.23% (Liquidity Facility Citibank NA, New York) (a)(c)	5,600,000	5,600,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 1.19% (Liquidity Facility Morgan Stanley) (a)(b)(c)	6,995,000	6,995,000
Series MS 01 811, 1.16% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,000,000	3,000,000
Series ROC II R14, 1.16% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	6,870,000	6,870,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Lee County Cap. & Trans. Facilities Rev. Participating VRDN Series MS 877, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	$ 5,000,000	$ 5,000,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 1.11%, VRDN (a)	20,000,000	20,000,000
Series 1985 D, 1.11%, VRDN (a)	4,000,000	4,000,000
Series 1992 B, 1.11%, VRDN (a)	45,500,000	45,500,000
Lee County Trans. Facilities Participating VRDN Series MS 904, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	4,917,500	4,917,500
Manatee County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series PT 2072, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,360,000	5,360,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre Court Apts. Proj.) Series 2000 A, 1.12%, LOC Suntrust Bank, VRDN (a)(b)	3,755,000	3,755,000
Miami-Dade County Aviation Rev. Participating VRDN Series 2003 L22J, 1.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,500,000	4,500,000
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,995,000	7,995,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	7,370,000	7,370,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apartments, 183rd Street Apartments & 187th Street Apartments Proj.) Series 2003 3, 1.12%, LOC Citibank NA, VRDN (a)(b)	9,000,000	9,000,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Airis Miami LLC Proj.) Series 1999 A, 1.11% (AMBAC Insured), VRDN (a)(b)	5,000,000	5,000,000
(Badia Spices, Inc. Proj.) 1.17%, LOC Bank of America NA, VRDN (a)(b)	2,000,000	2,000,000
(Cigarette Boats Racing Team Proj.) 1.17%, LOC Bank of America NA, VRDN (a)(b)	2,800,000	2,800,000
(Tarmac America Proj.) 1.17%, LOC Bank of America NA, VRDN (a)(b)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series LB 04 L29, 1.15%, tender 9/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)(d)	$ 6,335,000	$ 6,335,000
Participating VRDN Series ROC II R4022, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,225,000	4,225,000
Miami-Dade County School District TAN 2% 6/28/04	30,000,000	30,021,999
Miami-Dade County Wtr. & Swr. Rev. Bonds 2% 10/1/04	12,045,000	12,083,995
Ocean Hwy. & Port Auth. Rev. Series 1990, 1.12%, LOC Wachovia Bank NA, VRDN (a)(b)	3,500,000	3,500,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 1.17%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,200,000	2,200,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series PT 918, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	13,100,000	13,100,000
Series PT 919, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,485,000	5,485,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Osprey Ridge Apts. Proj.) Series 2000 H, 1.11%, LOC Fannie Mae, VRDN (a)(b)	4,760,000	4,760,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.19%, LOC Nat'l. City Bank, VRDN (a)(b)	3,365,000	3,365,000
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series EGL 030058, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	4,500,000	4,500,000
Orlando Utils. Commission Wtr. & Elec. Rev.:
Participating VRDN Series ROC II R1040, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,645,000	4,645,000
Series 1999 A, 1% 8/12/04, CP	6,500,000	6,500,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.12%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,000,000	4,000,000
Palm Beach Co. Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 1.12%, LOC Bank of America NA, VRDN (a)	3,550,000	3,550,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.12%, LOC Fannie Mae, VRDN (a)(b)	16,800,000	16,800,000
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R5035, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,635,000	5,635,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.22%, LOC Bank of America NA, VRDN (a)(b)	2,695,000	2,695,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI 03 L10J, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 4,965,000	$ 4,965,000
Series PT 352, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,605,000	2,605,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.15%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.12%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	4,000,000	4,000,000
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds:
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H4, 1%, tender 9/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	5,300,000	5,300,000
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H3, 1%, tender 9/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	4,200,000	4,200,000
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 1.28% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	14,465,000	14,465,000
Series 1984 H2, 1.28% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	10,565,000	10,565,000
Series 1984 S, 1.28% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	4,540,000	4,540,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN Series ROC II R4027, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,950,000	6,950,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.1%, VRDN (a)(b)	20,000,000	20,000,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 1.15%, LOC Suntrust Bank, VRDN (a)(b)	600,000	600,000
Sarasota County School Board Ctfs. of Prtn. Bonds 2% 7/1/04 (AMBAC Insured)	7,940,000	7,946,144
Sarasota County Util. Sys. Rev. Participating VRDN Series PT 1559, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,000,000	3,000,000
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,745,000	5,745,000
Seminole County School District TAN 2% 8/20/04	11,000,000	11,023,796
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 1.17%, LOC Suntrust Bank, VRDN (a)	4,130,000	4,130,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.:
Series A, 1% 7/12/04 (FGIC Insured) (AMBAC Insured), CP	$ 13,200,000	$ 13,200,000
Series C, 1.15% 9/7/04 (FGIC Insured), CP (b)	16,235,000	16,235,000
Series F, 1% 7/12/04 (FGIC Insured), CP	3,475,000	3,475,000
Series G:
0.97% 7/22/04 (FGIC Insured), CP	9,100,000	9,100,000
1.06% 8/11/04 (FGIC Insured), CP (b)	13,800,000	13,800,000
1.1% 6/10/04 (FGIC Insured), CP (b)	14,690,000	14,690,000
1.13% 8/12/04 (FGIC Insured), CP	2,000,000	2,000,000
1.16% 7/16/04 (FGIC Insured), CP (b)	3,120,000	3,120,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 1.2%, LOC Wachovia Bank NA, VRDN (a)(b)	4,960,000	4,960,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN Series Merlots 01 A130, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,985,000	2,985,000
1.17%, LOC Bank of America NA, VRDN (a)(b)	7,300,000	7,300,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 1.12%, LOC Fannie Mae, VRDN (a)(b)	9,500,000	9,500,000
		1,012,653,547
Georgia - 0.1%
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.21%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,300,000	1,300,000
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,695,000	1,695,000
Honolulu City & County Gen. Oblig. Participating VRDN Series ROC II R5025, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,660,000	2,660,000
		4,355,000
Illinois - 1.6%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,500,000	1,500,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.12%, LOC Bank One NA, Chicago, VRDN (a)(b)	2,100,000	2,100,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2000 B, 1.25% tender 6/7/04, CP mode	300,000	300,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series PT 1993, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,080,000	1,080,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series ROC II R70, 1.16% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	$ 2,100,000	$ 2,100,000
Series Stars 56, 1.16% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	4,450,000	4,450,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series 1993, 1.3%, LOC Bank One NA, Chicago, VRDN (a)(b)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN Series Putters 133, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	8,360,000	8,360,000
		19,990,000
Indiana - 0.1%
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 1.21%, LOC Comerica Bank, Detroit, VRDN (a)(b)	235,000	235,000
(US LLC Proj.) Series 1996, 1.27%, LOC Bank One NA, Chicago, VRDN (a)(b)	215,000	215,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 1.25%, LOC Bank One NA, VRDN (a)(b)	715,000	715,000
		1,165,000
Iowa - 0.4%
Iowa Fin. Auth. Series F, 1.11% (Liquidity Facility Wells Fargo Bank NA, San Francisco), VRDN (a)(b)	5,400,000	5,400,000
Kentucky - 1.3%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,000,000	5,000,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 1.11% (AMBAC Insured), VRDN (a)(b)	3,400,000	3,400,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 863, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,080,000	1,080,000
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series EGL 04 2, 1.12% (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Scott County Indl. Bldg. Rev. (Ropak Corp. Proj.) Series 1994, 1.27%, LOC Bank One NA, VRDN (a)(b)	550,000	550,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.08% tender 8/12/04, CP mode	3,400,000	3,400,000
		16,430,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - 0.8%
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 01 694, 1.19% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 3,195,000	$ 3,195,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.23%, VRDN (a)(b)	3,800,000	3,800,000
Series 1994 B, 1.21%, VRDN (a)	2,000,000	2,000,000
Series 1995, 1.23%, VRDN (a)(b)	1,250,000	1,250,000
		10,245,000
Maryland - 0.5%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.18% tender 8/13/04, LOC Wachovia Bank NA, CP mode (b)	2,700,000	2,700,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 1.08%, LOC Fannie Mae, VRDN (a)(b)	2,400,000	2,400,000
(Parlane Apts. Proj.) Series 2001 C, 1.1%, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
		6,500,000
Michigan - 0.0%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.45%, VRDN (a)	630,000	630,000
Minnesota - 0.3%
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	495,000	495,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 1.16% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PA 1256, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
		4,195,000
Mississippi - 0.3%
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,440,000	3,440,000
Missouri - 0.3%
Saint Louis Indl. Dev. Auth. (Metro. Lofts Apts. Proj.) Series 2003 C, 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,050,000	4,050,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 1,965,000	$ 1,965,000
Nevada - 0.2%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series A, 1.12%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,250,000	1,250,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 1.27%, LOC Bank One NA, Chicago, VRDN (a)(b)	915,000	915,000
		2,165,000
New Hampshire - 0.3%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.17% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,550,000	1,550,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 01 A82, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,785,000	1,785,000
		3,335,000
New Mexico - 0.4%
New Mexico Mtg. Fin. Auth. Bonds 1.1%, tender 9/1/04 (a)(b)	5,382,208	5,382,208
New York - 0.3%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 2, 1.27% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,700,000	1,700,000
Metropolitan Trans. Auth. Rev. Bonds Series B, 3% 11/15/04	2,600,000	2,621,547
		4,321,547
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,005,000	1,005,000
Series 2003 10, 1.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,179,000	2,179,000
Series 2003 13, 1.18% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,000,000	1,000,000
Series 2003 3, 1.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	720,000	720,000
		4,904,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Carolina - 0.3%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 2,325,000	$ 2,325,000
Series LB 03 L44J, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,000,000	2,000,000
		4,325,000
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,300,000	1,300,000
Ohio - 0.4%
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.) Series 1999, 1.17%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,205,000	2,205,000
Ohio Solid Waste Rev. (BP Exploration & Oil, Inc. Proj.) Series 1998, 1.13%, VRDN (a)(b)	2,300,000	2,300,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 1.27%, LOC Bank One NA, Chicago, VRDN (a)(b)	720,000	720,000
		5,225,000
Oklahoma - 0.8%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 03 L29J, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,160,000	4,160,000
Oklahoma Student Ln. Auth. Rev. Series 2003 A2, 1.12% (MBIA Insured), VRDN (a)(b)	4,800,000	4,800,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.18% (Liquidity Facility Morgan Stanley) (a)(b)(c)	1,500,000	1,500,000
		10,460,000
Oregon - 0.2%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	2,400,000	2,400,000
Pennsylvania - 0.6%
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 1988 C, 1.09%, LOC Sallie Mae, VRDN (a)(b)	7,300,000	7,300,000
South Carolina - 0.9%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 1.13%, VRDN (a)(b)	4,600,000	4,600,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.24%, VRDN (a)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 1.18%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 1,200,000	$ 1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.95% tender 8/12/04, CP mode	4,600,000	4,600,000
		11,500,000
Tennessee - 0.7%
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.5%, VRDN (a)(b)	1,700,000	1,700,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,725,000	2,725,000
Series LB L32J, 1.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,850,000	4,850,000
		9,275,000
Texas - 2.7%
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	560,000	560,000
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600,000	2,600,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
1.15%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	1,400,000	1,400,000
1.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.12%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,200,000	3,200,000
Series Merlots 03 A34, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,600,000	1,600,000
Series PT 2156, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,635,000	2,635,000
Series Putter 353, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,650,000	1,650,000
Series Putters 351, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Dallas Independent School District Participating VRDN Series PT 2181, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,690,000	3,690,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.12%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 4,500,000	$ 4,500,000
Northwest Texas Independent School District Bonds 0% 8/15/04 (Permanent School Fund of Texas Guaranteed)	2,205,000	2,200,126
Texas Gen. Oblig. (Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2, 1.1%, VRDN (a)(b)	2,775,000	2,775,000
Series A, 1.13% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,400,000	1,400,000
		34,810,126
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 1.19% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,955,000	2,955,000
Virginia - 0.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,300,000	1,300,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.18% tender 8/13/04, CP mode (b)	1,200,000	1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 1.23% tender 7/15/04, CP mode	4,000,000	4,000,000
		6,500,000
Washington - 0.2%
Port of Seattle Rev. Participating VRDN Series PT 1719, 1.17% (Liquidity Facility WestLB AG) (a)(b)(c)	3,110,000	3,110,000
Wisconsin - 1.0%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.27%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,365,000	1,365,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - continued
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.21%, VRDN (a)	$ 9,400,000	$ 9,400,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 917, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,600,000	2,600,000
		13,365,000
TOTAL INVESTMENT PORTFOLIO - 99.7%	1,282,506,428
NET OTHER ASSETS - 0.3%	4,093,704
NET ASSETS - 100%	$ 1,286,600,132
Total Cost for Income Tax Purposes $ 1,282,506,428
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,580,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
California Gen. Oblig. Bonds:
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 10,000,000
Series LB 03 F8J, 1.05%, tender 6/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 10,000,000
Security	Acquisition Date	Cost
Florida Gen. Oblig. Bonds Series MS 98 117, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley)	6/26/03	$ 2,245,000
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series LB 04 L29, 1.15%, tender 9/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/26/04	$ 6,335,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,282,506,428
Cash		76,290
Receivable for investments sold		2,619,071
Receivable for fund shares sold		17,989,261
Interest receivable		3,624,754
Other receivables		1,434
Total assets		1,306,817,238

Liabilities
Payable for investments purchased	$ 7,952,003
Payable for fund shares redeemed	11,717,385
Distributions payable	13,781
Accrued management fee	532,524
Other affiliated payables	1,413
Total liabilities		20,217,106

Net Assets		$ 1,286,600,132
Net Assets consist of:
Paid in capital		$ 1,286,548,403
Accumulated net realized gain (loss) on investments		51,729
Net Assets, for 1,286,470,886 shares outstanding		$ 1,286,600,132
Net Asset Value, offering price and redemption price per share ($1,286,600,132 ÷ 1,286,470,886 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 7,224,794

Expenses
Management fee	$ 3,323,567
Non-interested trustees' compensation	3,816
Total expenses before reductions	3,327,383
Expense reductions	(34,268)	3,293,115
Net investment income		3,931,679
Net realized gain (loss) on investment securities		43,147
Net increase in net assets resulting from operations		$ 3,974,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,931,679	$ 6,864,777
Net realized gain (loss)	43,147	21,349
Net increase (decrease) in net assets resulting from operations	3,974,826	6,886,126
Distributions to shareholders from net investment income	(3,931,679)	(6,864,777)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,386,927,447	2,692,604,161
Reinvestment of distributions	3,832,892	6,714,708
Cost of shares redeemed	(2,066,651,636)	(2,524,605,870)
Net increase (decrease) in net assets and shares resulting from share transactions	324,108,703	174,712,999
Total increase (decrease) in net assets	324,151,850	174,734,348

Net Assets
Beginning of period	962,448,282	787,713,934
End of period	$ 1,286,600,132	$ 962,448,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.007	.011	.027	.037	.028
Distributions from net investment income	(.003)	(.007)	(.011)	(.027)	(.037)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C, D	.29%	.66%	1.14%	2.69%	3.75%	2.85%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.49%A	.49%	.46%	.45%	.48%	.46%
Net investment income	.59%A	.67%	1.14%	2.77%	3.66%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286,600	$ 962,448	$ 787,714	$ 556,295	$ 498,864	$ 460,305

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Florida. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and futures transactions.

The Fidelity Florida Municipal Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 16,733,380
Unrealized depreciation	(2,665,105)
Net unrealized appreciation (depreciation)	$ 14,068,275
Cost for federal income tax purposes	$ 470,714,724

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Florida Municipal Income Fund	.07%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Florida Municipal Income Fund	$ 30,462
Fidelity Florida Municipal Money Market Fund	500,256

Semiannual Report

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction

Spartan Florida Municipal Income Fund	$ 1,934

In addition, through an arrangement with the money market fund's custodian and transfer agent, $34,268 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
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Fidelity Investments
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Buying shares

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(letter_graphic)For Retirement
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Fidelity Investments
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General Correspondence

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Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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 and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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www.fidelity.com

SFC-USAN-0704
1.786818.101

Spartan®

New Jersey Municipal
Funds

and

Fidelity ®
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan New Jersey Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a debt security to decrease. A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.5	35.5
Transportation	25.2	24.0
Escrowed/Pre-Refunded	9.3	8.7
Water & Sewer	6.1	7.4
Electric Utilities	5.9	5.7
Average Years to Maturity as of May 31, 2004
		6 months ago
Years	14.3	14.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2004
6 months ago
Years	7.3	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
AAA 72.0%	AAA 70.9%
AA,A 20.6%	AA,A 18.9%
BBB 3.5%	BBB 4.7%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 1.8%	Not Rated 2.3%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value (Note 1)
New Jersey - 76.7%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	$ 845,000	$ 956,625
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,408,595
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,866,903
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,173,260
5.25% 8/15/17	1,000,000	1,058,780
5.25% 8/15/19	1,000,000	1,044,050
Camden County Muni. Utils. Auth. Swr. Rev. 6% 7/15/06 (FGIC Insured)	660,000	712,859
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,681,479
Essex County Gen. Oblig. Series A2, 6.25% 9/1/10 (AMBAC Insured)	4,735,000	5,075,778
Essex County Impt. Auth. (County Correctional Facility Proj.):
Series 2000, 5.75% 10/1/30 (FGIC Insured)	3,605,000	3,860,342
5.25% 10/1/18 (MBIA Insured)	1,000,000	1,061,720
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,726,307
Garden State Preservation Trust Open Space & Farmland Preservation Series A, 5.25% 11/1/19 (FSA Insured)	7,900,000	8,309,299
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	3,046,777
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,721,514
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,806,208
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,784,509
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,879,997
Jersey City Gen. Oblig. Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,365,438
Jersey City Swr. Auth. Swr. Rev. 6% 1/1/07 (AMBAC Insured)	2,175,000	2,362,724
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	856,508
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,282,020
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,075,810
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	$ 1,360,000	$ 1,465,971
5.25% 9/15/17	2,000,000	2,127,340
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,029,394
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,131,404
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	1,130,000	1,227,621
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,377,212
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,301,545
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Seeing Eye, Inc. Proj.) 6.2% 12/1/24	2,000,000	2,177,920
(Weyerhauser Co. Proj.) 9% 11/1/04	2,000,000	2,060,520
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 10/31/04 (a)(b)	5,200,000	5,230,472
New Jersey Econ. Dev. Auth. Lease Rev. (State Office Bldgs. Projs.) 6% 6/15/13 (AMBAC Insured)	3,180,000	3,582,874
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	5,000,000	4,977,600
New Jersey Econ. Dev. Auth. Rev.:
(Edl. Testing Svc. Proj.) Series A, 6.5% 5/15/05 (MBIA Insured)	400,000	415,536
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,121,890
Series 2001 A:
5.125% 6/15/14 (AMBAC Insured)	6,710,000	7,134,944
5.25% 6/15/15 (AMBAC Insured)	5,995,000	6,389,891
Series C, 5.25% 6/15/17 (MBIA Insured)	11,000,000	11,681,890
Series F:
5% 6/15/10 (FGIC Insured)	3,330,000	3,608,555
5.25% 6/15/19 (FGIC Insured)	1,500,000	1,569,510
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	8,136,898
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,780,038
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	3,250,347
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	1,002,060
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/08	4,855,000	5,260,441
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A: - continued
5.25% 3/1/09	$ 4,855,000	$ 5,296,999
5.25% 3/1/10	4,855,000	5,321,760
5.25% 3/1/11	4,605,000	5,056,152
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,149,900
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,595,000	1,804,041
(Higher Ed. Equip. Leasing Fund Prog.) Series 2001 A, 5% 9/1/08	3,215,000	3,465,288
(Montclair State Univ. Proj.) Series L:
5.125% 7/1/20 (MBIA Insured)	2,145,000	2,233,996
5.125% 7/1/22 (MBIA Insured)	1,840,000	1,899,837
(Princeton Univ. Proj.) 5% 7/1/08	1,000,000	1,078,940
(Rowan Univ. Proj.) Series C, 5.25% 7/1/09 (FGIC Insured)	1,365,000	1,492,109
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,423,465
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,856,218
5.5% 9/1/11	2,830,000	3,108,925
5.5% 9/1/12	2,980,000	3,246,799
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09	1,500,000	1,691,820
Series H, 5.25% 7/1/11	3,345,000	3,680,671
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	4,011,525
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,072,210
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	1,710,000	1,716,601
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	750,000	801,480
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	3,165,000	3,360,027
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	1,930,000	2,107,464
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,254,811
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,079,480
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,628,100
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
5.375% 11/15/33	$ 2,040,000	$ 2,027,352
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Home Buyer Proj.) Series W, 4.75% 10/1/17 (MBIA Insured)	10,000	10,018
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,169,864
6.2% 1/1/10 (Escrowed to Maturity) (c)	5,970,000	6,713,981
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	1,360,000	1,494,096
6% 3/1/14 (MBIA Insured)	4,220,000	4,733,490
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	10,370,000	10,754,416
5.5% 1/1/30 (MBIA Insured)	20,100,000	20,785,202
Series A:
5.6% 1/1/22 (MBIA Insured)	7,925,000	8,392,734
5.625% 1/1/15 (MBIA Insured)	615,000	660,233
5.625% 1/1/15 (Pre-Refunded to 1/1/10 @ 100) (c)	2,385,000	2,657,606
5.75% 1/1/10 (Escrowed to Maturity) (c)	735,000	823,648
5.75% 1/1/10 (MBIA Insured)	2,740,000	3,064,087
6% 1/1/11 (Escrowed to Maturity) (c)	580,000	659,773
6% 1/1/11 (MBIA Insured)	1,420,000	1,618,885
Series C:
6.5% 1/1/09 (Escrowed to Maturity) (c)	1,300,000	1,483,664
6.5% 1/1/16	675,000	792,308
6.5% 1/1/16 (Escrowed to Maturity) (c)	2,715,000	3,198,786
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	10,000,000	11,045,400
Series 2003 C, 5.5% 6/15/18	7,250,000	7,863,785
Series A, 5.75% 6/15/15 (MBIA Insured)	3,000,000	3,392,100
Series B:
5.25% 6/15/10	4,400,000	4,755,828
5.25% 6/15/15	5,500,000	5,831,045
Series C:
5.5% 12/15/10 (FSA Insured)	8,000,000	8,927,040
5.5% 6/15/19	3,000,000	3,240,000
5.75% 12/15/12 (FSA Insured)	5,000,000	5,675,200
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	$ 5,000,000	$ 5,419,300
Series B, 5.75% 2/1/07 (AMBAC Insured)	1,000,000	1,077,230
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	2,465,000	2,644,206
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,733,940
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,140,160
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/14 (MBIA Insured)	2,525,000	2,763,663
5.25% 12/15/15 (MBIA Insured)	2,660,000	2,872,029
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,002,692
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,067,550
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	685,980
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,198,990
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	4,892,758
5.25% 1/1/16	2,400,000	2,578,368
5.125% 1/1/10	3,680,000	3,937,821
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,528,080
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,314,760
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,205,124
Tobacco Settlement Fing. Corp.:
6.125% 6/1/42	2,200,000	1,739,716
6.375% 6/1/32	11,200,000	9,743,104
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,905,408
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,191,280
West Deptford Township Gen. Oblig.:
5.5% 9/1/23 (Pre-Refunded to 9/1/10 @ 100) (c)	2,525,000	2,826,965
5.5% 9/1/24 (Pre-Refunded to 9/1/10 @ 100) (c)	1,230,000	1,377,096
West Orange Board of Ed. Rev. Ctfs. of Prtn. 5.625% 10/1/29 (MBIA Insured)	2,000,000	2,107,000
		398,721,754
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/17	3,000,000	3,134,970
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	$ 2,000,000	$ 2,153,480
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,204,480
6% 1/1/18 (FSA Insured)	1,300,000	1,453,335
		8,946,265
New York & New Jersey - 13.4%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	3,595,000	3,707,164
Port Auth. of New York & New Jersey:
107th Series, 6% 10/15/05 (b)	1,740,000	1,834,047
108th Series, 6% 7/15/07 (FGIC Insured) (b)	6,430,000	7,018,924
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,533,826
120th Series:
5.5% 10/15/35 (MBIA Insured) (b)	7,000,000	7,091,350
5.75% 10/15/13 (MBIA Insured) (b)	3,000,000	3,228,270
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,127,260
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	11,910,120
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,634,319
127th Series:
5% 12/15/07 (AMBAC Insured) (b)	2,540,000	2,724,963
5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,418,634
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,142,350
5% 11/1/19 (FSA Insured)	2,800,000	2,916,480
5% 11/1/22 (FSA Insured)	2,190,000	2,242,582
134th Series, 5% 1/15/39	4,500,000	4,308,525
		69,838,814
Puerto Rico - 6.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,217,012
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series B, 5.875% 7/1/35 (MBIA Insured)	1,625,000	1,779,278
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,306,000
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$ 3,700,000	$ 3,909,716
5.5% 10/1/40 (Escrowed to Maturity) (c)	11,785,000	12,392,988
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,368,950
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	1,305,000	1,308,328
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	2,740,000	2,946,048
		33,228,320
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $496,976,464)	510,735,153
NET OTHER ASSETS - 1.8%	9,369,975
NET ASSETS - 100%	$ 520,105,128
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.47% and pay quarterly a floating rate based on BMA Municipal Swap Index with Goldman Sachs	Oct. 2024	$ 2,000,000	$ (31,654)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.5%
Transportation	25.2%
Escrowed/Pre-Refunded	9.3%
Water & Sewer	6.1%
Electric Utilities	5.9%
Others* (individually less than 5%)	18.0%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $29,265,993 and $36,523,587, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $496,976,464) - See accompanying schedule		$ 510,735,153
Cash		1,014,189
Receivable for fund shares sold		410,943
Interest receivable		9,150,558
Prepaid expenses		1,694
Other affiliated receivables		3
Other receivables		1,537
Total assets		521,314,077

Liabilities
Payable for fund shares redeemed	$ 426,863
Distributions payable	524,263
Unrealized loss on swap agreements	31,654
Accrued management fee	163,106
Other affiliated payables	44,444
Other payables and accrued expenses	18,619
Total liabilities		1,208,949

Net Assets		$ 520,105,128
Net Assets consist of:
Paid in capital		$ 503,691,150
Distributions in excess of net investment income		(3,434)
Accumulated undistributed net realized gain (loss) on investments		2,690,377
Net unrealized appreciation (depreciation) on investments		13,727,035
Net Assets, for 45,456,683 shares outstanding		$ 520,105,128
Net Asset Value, offering price and redemption price per share ($520,105,128 ÷ 45,456,683 shares)		$ 11.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 12,224,967

Expenses
Management fee	$ 1,034,201
Transfer agent fees	192,347
Accounting fees and expenses	71,212
Non-interested trustees' compensation	1,371
Custodian fees and expenses	5,704
Registration fees	18,201
Audit	22,539
Legal	2,598
Miscellaneous	2,870
Total expenses before reductions	1,351,043
Expense reductions	(18,779)	1,332,264
Net investment income (loss)		10,892,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,892,850
Swap agreements	120,500
Total net realized gain (loss)		3,013,350
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,118,263)
Swap agreements	(28,997)
Total change in net unrealized appreciation (depreciation)		(18,147,260)
Net gain (loss)		(15,133,910)
Net increase (decrease) in net assets resulting from operations		$ (4,241,207)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,892,703	$ 23,464,649
Net realized gain (loss)	3,013,350	7,582,263
Change in net unrealized appreciation (depreciation)	(18,147,260)	7,111,214
Net increase (decrease) in net assets resulting from operations	(4,241,207)	38,158,126
Distributions to shareholders from net investment income	(10,887,427)	(23,508,344)
Distributions to shareholders from net realized gain	(6,439,707)	(3,285,675)
Total distributions	(17,327,134)	(26,794,019)
Share transactions Net proceeds from sales of shares	44,470,508	100,331,671
Reinvestment of distributions	12,445,910	19,554,205
Cost of shares redeemed	(65,544,286)	(154,254,887)
Net increase (decrease) in net assets resulting from share transactions	(8,627,868)	(34,369,011)
Redemption fees	3,038	8,015
Total increase (decrease) in net assets	(30,193,171)	(22,996,889)

Net Assets
Beginning of period	550,298,299	573,295,188
End of period (including distributions in excess of net investment income of $3,434 and undistributed net investment income of $29,620, respectively)	$ 520,105,128	$ 550,298,299
Other Information Shares
Sold	3,750,219	8,454,638
Issued in reinvestment of distributions	1,054,769	1,653,243
Redeemed	(5,594,052)	(13,063,743)
Net increase (decrease)	(789,064)	(2,955,862)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.65	$ 11.51	$ 11.18	$ 10.89	$ 11.55
Income from Investment Operations
Net investment income (loss)	.234 D	.487 D	.495 D	.532 D	.559 D	.528
Net realized and unrealized gain (loss)	(.320)	.318	.196	.334	.289	(.601)
Total from investment operations	(.086)	.805	.691	.866	.848	(.073)
Distributions from net investment income	(.234)	(.488)	(.495)	(.534)	(.559)	(.528)
Distributions from net realized gain	(.140)	(.067)	(.056)	(.003)	-	(.049)
Distributions in excess of net realized gain	-	-	-	-	-	(.011)
Total distributions	(.374)	(.555)	(.551)	(.537)	(.559)	(.588)
Redemption fees added to paid in capital	- D, F	- D, F	- D, F	.001 D	.001 D	.001
Net asset value, end of period	$ 11.44	$ 11.90	$ 11.65	$ 11.51	$ 11.18	$ 10.89
Total Return B, C	(.78)%	7.04%	6.15%	7.86%	8.03%	(.65)%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.50%	.50%	.51%	.55%
Expenses net of voluntary waivers, if any	.49% A	.49%	.50%	.50%	.51%	.55%
Expenses net of all reductions	.48% A	.49%	.47%	.41%	.45%	.55%
Net investment income (loss)	3.96% A	4.11%	4.26%	4.62%	5.11%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520,105	$ 550,298	$ 573,295	$ 514,086	$ 384,316	$ 380,019
Portfolio turnover rate	11% A	24%	21%	19%	49%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/04	% of fund's investments 11/30/03	% of fund's investments 5/31/03
0 - 30	74.4	73.9	85.2
31 - 90	14.2	2.3	3.8
91 - 180	1.1	5.1	5.1
181 - 397	10.3	18.7	5.9
Weighted Average Maturity
	5/31/04	11/30/03	5/31/03
Spartan New Jersey Municipal Money Market Fund	48 Days	61 Days	34 Days
New Jersey Tax-Free Money Market Funds Average *	43 Days	51 Days	36 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
Variable Rate Demand Notes (VRDNs) 61.2%	Variable Rate Demand Notes (VRDNs) 65.2%
Commercial Paper (including CP Mode) 2.9%	Commercial Paper (including CP Mode) 3.3%
Tender Bonds 4.7%	Tender Bonds 3.4%
Municipal Notes 24.6%	Municipal Notes 20.9%
Fidelity Tax-Free Cash Central Fund 3.9%	Fidelity Municipal Cash Central Fund 0.5%
Other Investments 1.6%	Other Investments 3.8%
Net Other Assets 1.1%	Net Other Assets 2.9%

*Source: iMoneyNet, Inc.

Annual Report

Spartan New Jersey Municipal Money Market Fund

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 4,980,000	$ 4,980,000
New Jersey - 75.6%
Aberdeen Township Gen. Oblig. BAN 2% 8/13/04	7,866,838	7,882,520
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,180,000	2,180,000
Burlington County Gen. Oblig. BAN 1% 7/16/04	11,500,000	11,499,206
Camden County Impt. Auth. Lease Rev. Bonds:
5.85% 10/1/06 (Pre-Refunded to 10/1/04 @ 102) (e)	1,000,000	1,035,635
6.15% 10/1/14 (Pre-Refunded to 10/1/04 @ 102) (e)	1,000,000	1,036,655
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,800,000	8,800,000
Cranford Township Gen. Oblig. BAN 1.7% 2/25/05	4,500,000	4,505,990
East Brunswick Township Gen. Oblig. BAN 1.75% 2/25/05	14,872,000	14,916,899
Edgewater Gen. Oblig. BAN 2% 6/11/04	6,180,250	6,181,741
Edison Township Gen. Oblig. BAN 1.5% 6/24/04	9,257,000	9,259,291
Englewood Gen. Oblig. BAN 1.25% 7/9/04	10,400,000	10,401,831
Essex County Impt. Auth. Bonds Series FRRI A27, 1.49%, tender 12/1/04 (b)(f)(g)	6,650,000	6,650,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series PT 1916, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,940,000	5,940,000
Lacey Muni. Utils. Auth. Wtr. Participating VRDN Series PT 865, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,580,000	1,580,000
Mercer County Impt. Auth. Rev. Bonds (County Courthouse Proj.) 2% 11/1/04 (MBIA Insured)	1,000,000	1,003,984
Montclair Township Gen. Oblig. BAN:
1.75% 3/18/05	7,491,000	7,524,327
1.75% 4/8/05	4,686,000	4,696,897
3% 5/27/05	8,000,000	8,107,467
Montville Township Gen. Oblig. BAN 2% 10/1/04	3,410,000	3,419,669
Mount Laurel Township Gen. Oblig. BAN Series B, 3% 5/27/05	7,467,000	7,568,412
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	3,085,000	3,085,000
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Bonds Series A, 7% 7/1/04 (MBIA Insured)	3,160,000	3,175,359
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Bonds:
(Columbia Univ. Proj.) 1.03% tender 8/13/04, CP mode	$ 1,480,000	$ 1,480,000
Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	3,595,000	3,595,000
Participating VRDN:
Series EGL 04 0012, 1.09% (Liquidity Facility Citibank NA) (b)(f)	2,385,000	2,385,000
Series Merlots A41, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,800,000	6,800,000
Series MSTC 9057, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	3,000,000	3,000,000
Series ROC II R203, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,370,000	3,370,000
Series ROC II R2087, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	8,795,000	8,795,000
Series ROC II R4554, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,410,000	2,410,000
(Jewish Home Rockleigh Proj.) Series B, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,200,000	6,200,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series PT 1900, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,000,000	6,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series PT 1560, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,990,000	5,990,000
New Jersey Gen. Oblig.:
Bonds 4% 8/1/04	1,000,000	1,004,953
Participating VRDN:
Series EGL 03 0005, 1.09% (Liquidity Facility Citibank NA, New York) (b)(f)	8,500,000	8,500,000
Series EGL 96 3001, 1.09% (Liquidity Facility Citibank NA, New York) (b)(f)	3,100,000	3,100,000
Series FRRI L8, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	5,700,000	5,700,000
Series LB 03 L35J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	13,600,000	13,600,000
Series LB 03 L36J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	21,600,000	21,600,000
TRAN:
Series 2004 B, 2% 6/25/04	3,700,000	3,702,024
2% 6/25/04	28,770,000	28,788,050
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 833, 1.09% (Liquidity Facility Morgan Stanley) (b)(f)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.05% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)(g)	$ 7,980,000	$ 7,980,000
Series EGL 00 3002, 1.09% (Liquidity Facility Citibank NA, New York) (b)(f)	5,830,000	5,830,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 030047, 1.09% (Liquidity Facility Citibank NA, New York) (b)(f)	6,100,000	6,100,000
Series FRRI 02 L30J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	12,000,000	12,000,000
Series Merlots 00 EEE, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,100,000	8,100,000
Series MS 03 835, 1.09% (Liquidity Facility Morgan Stanley) (b)(f)	6,595,000	6,595,000
Series PA 667, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,995,000	3,995,000
Series PA 670, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,000,000	4,000,000
Series PA 751, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,995,000	9,995,000
Series PT 1799, 1.09% (Liquidity Facility WestLB AG) (b)(f)	2,425,000	2,425,000
Series PT 2096, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,000,000	2,000,000
Series PT 2105, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000,000	1,000,000
Series PT 2129, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000,000	3,000,000
Series ROC II R4032, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,285,000	5,285,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series 1998 A, 5% 6/15/04	2,000,000	2,002,800
Participating VRDN:
Series BA 00 C, 1.1% (Liquidity Facility Bank of America NA) (b)(f)	3,500,000	3,500,000
Series EGL 03 53, 1.09% (Liquidity Facility Citibank NA, New York) (b)(f)	5,750,000	5,750,000
Series EGL 030034, 1.09% (Liquidity Facility Citibank NA, New York) (b)(f)	9,100,000	9,100,000
Series EGL 030035, 1.09% (Liquidity Facility Citibank NA, New York) (b)(f)	11,000,000	11,000,000
Series MS 00 224, 1.06% (Liquidity Facility Morgan Stanley) (b)(f)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PA 958P, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 3,500,000	$ 3,500,000
Series PT 1723, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,510,000	5,510,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,195,000	4,195,000
Princeton Township Gen. Oblig. BAN 1.8% 4/15/05	3,000,000	3,014,689
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	10,000,000	10,000,000
Univ. of Medicine & Dentistry Series 2002 B, 1.06% (AMBAC Insured), VRDN (a)(b)	24,200,000	24,200,000
Woodbridge Township Gen. Oblig. BAN 1.4% 7/8/04	13,800,000	13,803,747
		448,352,146
New Jersey/Pennsylvania - 4.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,910,000	3,910,000
Series Merlots 00 K, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,900,000	10,900,000
Series PA 606, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,700,000	4,700,000
Series SG 53, 1.09% (Liquidity Facility Societe Generale) (b)(f)	5,700,000	5,700,000
		25,210,000
New York & New Jersey - 13.0%
New York & New Jersey Port Auth. Participating VRDN Series AAB 00 19, 1.08% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	6,670,000	6,670,000
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Series 2, 1.09%, VRDN (b)	3,200,000	3,200,000
Series 3, 1.1%, VRDN (b)	9,800,000	9,800,000
Series 5, 1.1%, VRDN (b)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 030059, 1.08% (Liquidity Facility Citibank NA, New York) (b)(f)	$ 5,000,000	$ 5,000,000
Series PA 1251, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,900,000	1,900,000
Series 1992 2, 1.11%, VRDN (b)(g)	6,900,000	6,900,000
Series 1997 1, 1.11%, VRDN (b)(g)	8,900,000	8,900,000
Series 1997 2, 1.11%, VRDN (b)(g)	10,400,000	10,400,000
Series 3, 1.1%, VRDN (b)	6,600,000	6,600,000
Series B, 0.95% 8/13/04, CP	16,050,000	16,050,000
		77,220,000
Puerto Rico - 1.3%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots A40, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,675,000	2,675,000
Series SGA 43, 1.08% (Liquidity Facility Societe Generale) (b)(f)	3,100,000	3,100,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.43%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,650,000	1,650,000
		7,425,000
	Shares
Other - 3.9%
Fidelity Tax-Free Cash Central Fund, 1.08% (c)(d)	23,325,200	23,325,200
TOTAL INVESTMENT PORTFOLIO - 98.9%		586,512,346
NET OTHER ASSETS - 1.1%		6,608,027
NET ASSETS - 100%		$ 593,120,373
Total Cost for Income Tax Purposes $ 586,512,346
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end will be available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,425,000 or 9.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Essex County Impt. Auth. Bonds Series FRRI A27, 1.49%, tender 12/1/04	5/22/02 - 10/28/03	$ 6,650,000
New Jersey Econ. Dev. Auth. Rev. Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley)	12/9/03	$ 3,595,000
New Jersey Tpk. Auth. Rev. Participating VRDN Series AAB 00 6, 1.05% (Liquidity Facility ABN-AMRO Bank NV)	12/12/03	$ 7,980,000
Port Auth. of New York & New Jersey: Series 1992 2, 1.11%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 1.11%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 1.11%, VRDN	9/15/97	$ 10,400,000
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	9/20/00	$ 10,000,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 586,512,346
Cash		2,969,097
Receivable for fund shares sold		7,675,799
Interest receivable		2,965,951
Receivable from investment adviser for expense reductions		36,047
Other receivables		1,133
Total assets		600,160,373

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,000,174
Payable for fund shares redeemed	3,797,067
Distributions payable	34,298
Accrued management fee	206,575
Other affiliated payables	1,886
Total liabilities		7,040,000

Net Assets		$ 593,120,373
Net Assets consist of:
Paid in capital		$ 592,804,043
Accumulated net realized gain (loss) on investments		316,330
Net Assets, for 592,646,871 shares outstanding		$ 593,120,373
Net Asset Value, offering price and redemption price per share ($593,120,373 ÷ 592,646,871 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 2,947,564

Expenses
Management fee	$ 1,203,261
Non-interested trustees' compensation	1,805
Total expenses before reductions	1,205,066
Expense reductions	(231,933)	973,133
Net investment income		1,974,431
Net realized gain (loss) on investment securities		316,340
Net increase in net assets resulting from operations		$ 2,290,771

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,974,431	$ 4,544,938
Net realized gain (loss)	316,340	236
Net increase (decrease) in net assets resulting from operations	2,290,771	4,545,174
Distributions to shareholders from net investment income	(1,974,431)	(4,544,938)
Distributions to shareholders from net realized gain	-	(257,130)
Total distributions	(1,974,431)	(4,802,068)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	219,107,964	323,817,764
Reinvestment of distributions	1,782,732	4,486,798
Cost of shares redeemed	(198,948,901)	(328,581,169)
Net increase (decrease) in net assets and shares resulting from share transactions	21,941,795	(276,607)
Total increase (decrease) in net assets	22,258,135	(533,501)

Net Assets
Beginning of period	570,862,238	571,395,739
End of period	$ 593,120,373	$ 570,862,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.008	.012	.026	.035	.027
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.004	.008	.012	.026	.035	.027
Distributions from net investment income	(.004)	(.008)	(.012)	(.026)	(.035)	(.027)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.004)	(.008)	(.012)	(.026)	(.035)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.35%	.83%	1.23%	2.61%	3.56%	2.78%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.43%	.43%	.49%	.50%	.50%
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.48%	.50%	.50%
Expenses net of all reductions	.35% A	.33%	.31%	.45%	.50%	.50%
Net investment income	.70% A	.78%	1.22%	2.57%	3.50%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 593,120	$ 570,862	$ 571,396	$ 493,863	$ 482,664	$ 498,601

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/04	% of fund's investments 11/30/03	% of fund's investments 5/31/03
0 - 30	77.8	78.2	85.5
31 - 90	11.3	1.2	4.8
91 - 180	4.4	4.7	4.8
181 - 397	6.5	15.9	4.9
Weighted Average Maturity
	5/31/04	11/30/03	5/31/03
Fidelity New Jersey Municipal Money Market Fund	40 Days	51 Days	31 Days
New Jersey Tax-Free Money Market Funds Average *	43 Days	51 Days	36 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
Variable Rate Demand Notes (VRDNs) 66.3%	Variable Rate Demand Notes (VRDNs) 67.1%
Commercial Paper (including CP Mode) 3.7%	Commercial Paper (including CP Mode) 4.6%
Tender Bonds 6.4%	Tender Bonds 3.7%
Municipal Notes 21.1%	Municipal Notes 19.8%
Fidelity Municipal Cash Central Fund 0.9%	Fidelity Municipal Cash Central Fund 2.2%
Other Investments 0.6%	Other Investments 2.0%
Net Other Assets 1.0%	Net Other Assets 0.6%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.1% (Liquidity Facility Wachovia Bank NA) (c)(g)	$ 9,920,000	$ 9,920,000
New Jersey - 71.8%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 1.09%, LOC Fannie Mae, VRDN (c)(f)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	4,885,000	4,885,000
Burlington County Gen. Oblig. BAN:
Series D, 1.1% 6/5/04	8,844,000	8,844,000
Series F, 1.1% 8/6/04	7,958,000	7,958,000
1% 7/16/04	4,309,000	4,308,383
2% 6/3/05 (a)	8,642,000	8,667,667
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 1.06%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	16,565,000	16,565,000
Cranford Township Gen. Oblig. BAN 2% 1/7/05	7,567,971	7,605,728
East Brunswick Township Gen. Oblig. BAN 1.75% 8/27/04	4,830,000	4,838,370
Englewood Gen. Oblig. BAN:
1.25% 7/9/04	4,633,511	4,634,363
1.5% 7/9/04	4,550,500	4,552,939
1.75% 7/9/04	6,270,000	6,274,898
Fort Lee Gen. Oblig. BAN 1.25% 7/30/04	6,378,000	6,378,000
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series MS 860, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (c)(g)(h)	7,495,000	7,495,000
Hamilton Township Mercer County BAN 1.75% 10/14/04	27,178,000	27,236,827
Middlesex County Impt. Auth. Rev. BAN (Woodbridge Township Guaranteed Proj.) 2% 1/26/05	12,635,000	12,703,632
Montclair Township Gen. Oblig. BAN:
1.75% 4/8/05	2,913,000	2,919,407
2.75% 5/27/05	13,612,000	13,759,949
3% 5/27/05	5,847,000	5,925,545
Montville Township Gen. Oblig. BAN 1.75% 10/1/04	5,000,000	5,011,533
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	7,300,000	7,300,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Encap Golf Hldgs. LLC Proj.) 1.08%, LOC Wachovia Bank NA, VRDN (c)(f)	65,000,000	65,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Herzel Motor Corp. Proj.) Series 1989 L, 1.22%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 150,000	$ 150,000
(Int'l. Processing Corp. Proj.) 1.17%, LOC Bank of America NA, VRDN (c)(f)	1,500,000	1,500,000
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Participating VRDN Series ROC II R199, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	6,215,000	6,215,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
Bonds Series MS 00 371, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (c)(g)(h)	21,070,000	21,070,000
Participating VRDN Series MS 98 161, 1.09% (Liquidity Facility Morgan Stanley) (c)(f)(g)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds:
(Chambers Cogeneration Ltd. Proj.) Series 1991, 1.05% tender 8/13/04, LOC Dexia Cr. Local de France, CP mode (f)	6,100,000	6,100,000
Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley) (c)(g)(h)	7,900,000	7,900,000
Participating VRDN:
Series EGL 04 0012, 1.09% (Liquidity Facility Citibank NA) (c)(g)	9,000,000	9,000,000
Series FRRI 01 N10, 1.13% (Liquidity Facility Bank of New York, New York) (c)(g)	7,035,000	7,035,000
Series Merlots A41, 1.1% (Liquidity Facility Wachovia Bank NA) (c)(g)	1,295,000	1,295,000
Series MSCO 01 572, 1.06% (Liquidity Facility Morgan Stanley) (c)(g)	2,520,000	2,520,000
Series MSTC 9057, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	6,990,000	6,990,000
Series ROC II R4523, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,210,000	5,210,000
Series ROC II R4554, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	6,000,000	6,000,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.16%, LOC Wachovia Bank NA, VRDN (c)(f)	4,840,000	4,840,000
(E.P. Henry Corp. Proj.) 1.13%, LOC Wachovia Bank NA, VRDN (c)(f)	270,000	270,000
(Eastern Silk Proj.) Second Series D2, 1.17%, LOC BNP Paribas SA, VRDN (c)(f)	600,000	600,000
(Jewish Home Rockleigh Proj.) Series B, 1.08%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	8,375,000	8,375,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(LPS Inds. Proj.) 1.16%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 8,165,000	$ 8,165,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
Bonds (Dallas Airmotive, Inc. Proj.) Series 2000, 1.15%, tender 6/1/04, LOC Bayerische Landesbank Girozentrale (c)(f)	5,780,000	5,780,000
(Port Newark Container LLC Proj.) 1.09%, LOC Citibank NA, New York, VRDN (c)(f)	42,300,000	42,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2001 A, 1.08%, LOC Wachovia Bank NA, VRDN (c)(f)	2,300,000	2,300,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN:
Series MS 00 417, 1.09% (Liquidity Facility Morgan Stanley) (c)(f)(g)	5,865,000	5,865,000
Series PT 2071, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	10,385,000	10,385,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series PT 1900, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	445,000	445,000
New Jersey Gen. Oblig.:
Bonds:
2% 4/1/05	1,505,000	1,517,057
6.5% 7/15/04	500,000	503,283
Participating VRDN:
Series 2003 B, 1.1% (Liquidity Facility Bank of America NA) (c)(g)	4,635,000	4,635,000
Series EGL 03 0005, 1.09% (Liquidity Facility Citibank NA, New York) (c)(g)	21,095,000	21,095,000
Series FRRI L8, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	9,950,000	9,950,000
Series LB 03 L35J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	59,475,000	59,475,000
Series LB 03 L36J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	26,175,000	26,175,000
TRAN:
Series 2004 B, 2% 6/25/04	9,300,000	9,305,087
2% 6/25/04	88,800,000	88,855,859
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Bonds Series B, 1.1% 10/1/04 (f)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.: - continued
Participating VRDN:
Series 1999 V, 1.15% (Liquidity Facility Bank of America NA) (c)(f)(g)	$ 8,255,000	$ 8,255,000
Series Merlots 00 A2, 1.15% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	1,770,000	1,770,000
Series PT 118, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,505,000	3,505,000
Series PT 1289, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,460,000	1,460,000
Series PT 287, 1.09% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	6,205,000	6,205,000
Series PT 456, 1.09% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	3,800,000	3,800,000
Series PT 635, 1.09% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	3,460,000	3,460,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.05% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)(h)	29,240,000	29,240,000
Series EGL 00 3001, 1.09% (Liquidity Facility Citibank NA, New York) (c)(g)	17,315,000	17,315,000
Series EGL 00 3002, 1.09% (Liquidity Facility Citibank NA, New York) (c)(g)	2,000,000	2,000,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 0041, 1.09% (Liquidity Facility Citibank NA, New York) (c)(g)	4,100,000	4,100,000
Series EGL 030047, 1.09% (Liquidity Facility Citibank NA, New York) (c)(g)	13,640,000	13,640,000
Series FRRI 02 L30J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	16,630,000	16,630,000
Series PA 613, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)(h)	2,000,000	2,000,000
Series PA 667, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,000,000	1,000,000
Series PA 668, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,995,000	4,995,000
Series PA 670, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,345,000	2,345,000
Series PT 1799, 1.09% (Liquidity Facility WestLB AG) (c)(g)	3,570,000	3,570,000
Series PT 1906, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,310,000	5,310,000
Series PT 2096, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,830,000	4,830,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series PT 2105, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 6,535,000	$ 6,535,000
Series PT 2129, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,270,000	16,270,000
Series PT 747, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,500,000	3,500,000
Series Putters 155, 1.07% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,495,000	7,495,000
Series ROC II R4032, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	2,830,000	2,830,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)(h)	8,995,000	8,995,000
Participating VRDN:
Series EGL 030034, 1.09% (Liquidity Facility Citibank NA, New York) (c)(g)	17,100,000	17,100,000
Series EGL 030035, 1.09% (Liquidity Facility Citibank NA, New York) (c)(g)	8,800,000	8,800,000
Series PA 646, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,020,000	5,020,000
Series PA 958P, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,000,000	1,000,000
Series PT 1204, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,000,000	5,000,000
Series PT 1723, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,600,000	2,600,000
Series PT 1751, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,990,000	6,990,000
Series ROC 4040, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	7,145,000	7,145,000
Series ROC II R146, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	7,495,000	7,495,000
Series ROC II R2103, 1.09% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	5,700,000	5,700,000
Ocean City Gen. Oblig. BAN 2% 11/3/04	9,500,000	9,533,771
Princeton Borough Gen. Oblig. BAN 1.5% 6/11/04	8,214,000	8,215,005
Princeton Township Gen. Oblig. BAN:
1.5% 6/18/04	8,962,000	8,963,837
1.8% 4/15/05	7,099,000	7,133,760
Randolph Township Gen. Oblig. BAN 1.75% 9/8/04	8,260,000	8,275,907
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
Bonds Series MS 00 381, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (c)(g)(h)	$ 2,495,000	$ 2,495,000
Participating VRDN Series MS 00 380, 1.06% (Liquidity Facility Morgan Stanley) (c)(g)	19,420,000	19,420,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 1.7% (Wyeth Guaranteed), VRDN (c)	5,600,000	5,600,000
Sparta Township Gen. Oblig. BAN 1.75% 6/4/04	6,594,938	6,595,335
Univ. of Medicine & Dentistry Series 2002 B, 1.06% (AMBAC Insured), VRDN (b)(c)	8,825,000	8,825,000
Woodbridge Township Gen. Oblig. BAN 1.4% 7/8/04	13,200,000	13,204,069
		994,277,211
New Jersey/Pennsylvania - 5.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.1% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,600,000	2,600,000
Series Merlots 00 K, 1.1% (Liquidity Facility Wachovia Bank NA) (c)(g)	15,265,000	15,265,000
Series MS 00 396, 1.09% (Liquidity Facility Morgan Stanley) (c)(g)	11,510,000	11,510,000
Series PA 606, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,995,000	7,995,000
Series PA 611, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,500,000	5,500,000
Series PA 965R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,000,000	5,000,000
Series SG 53, 1.09% (Liquidity Facility Societe Generale) (c)(g)	12,940,000	12,940,000
Series SGA 89, 1.13% (Liquidity Facility Societe Generale) (c)(g)	7,845,000	7,845,000
		68,655,000
New York & New Jersey - 17.5%
Port Auth. New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series FRRI 00 N18, 1.12% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	12,000,000	12,000,000
Series MS 00 331, 1.09% (Liquidity Facility Morgan Stanley) (c)(f)(g)	17,830,000	17,830,000
Series MS 98 157, 1.09% (Liquidity Facility Morgan Stanley) (c)(f)(g)	3,160,000	3,160,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey Spl. Oblig. Rev. Participating VRDN: - continued
Series PT 1755, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 6,180,000	$ 6,180,000
Series Putters 192, 1.11% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	21,695,000	21,695,000
Series Putters 278, 1.11% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	18,435,000	18,435,000
Port Auth. of New York & New Jersey:
Bonds:
124th Series, 4.5% 8/1/04 (f)	3,770,000	3,790,899
Series PA 1171R, 1.2%, tender 1/20/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)(h)	5,100,000	5,100,000
Participating VRDN:
Series MS 01 701, 1.09% (Liquidity Facility Morgan Stanley) (c)(f)(g)	4,995,000	4,995,000
Series PA 1038R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995,000	4,995,000
Series PA 1251, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,600,000	4,600,000
Series PT 1596, 1.11% (Liquidity Facility WestLB AG) (c)(f)(g)	5,530,000	5,530,000
Series PT 418, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,285,000	6,284,808
Series Putters 153, 1.11% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,000,000	2,000,000
Series Putters 177, 1.11% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,000,000	7,000,000
Series ROC II R43, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(f)(g)	7,015,000	7,015,000
Series SG 96 52, 1.11% (Liquidity Facility Societe Generale) (c)(f)(g)	19,465,000	19,465,000
Series 1991 3, 1.14%, VRDN (c)(f)(h)	9,800,000	9,800,000
Series 1991, 1.14%, VRDN (c)(f)(h)	8,800,000	8,800,000
Series 1992, 1.11%, VRDN (c)(h)	6,800,000	6,800,000
Series 1995 4, 1.14%, VRDN (c)(f)(h)	10,500,000	10,500,000
Series 1995, 1.14%, VRDN (c)(f)(h)	9,400,000	9,400,000
Series A:
0.99% 8/10/04, CP (f)	1,520,000	1,520,000
1% 8/10/04, CP (f)	1,700,000	1,700,000
1.03% 8/11/04, CP (f)	12,230,000	12,230,000
1.08% 8/19/04, CP (f)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series B:
0.95% 8/11/04, CP	$ 11,850,000	$ 11,850,000
0.95% 8/13/04, CP	5,900,000	5,900,000
0.96% 9/10/04, CP	7,250,000	7,250,000
1.03% 8/13/04, CP	3,010,000	3,010,000
		241,835,707
Puerto Rico - 3.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.1% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,900,000	2,900,000
Series Merlots 03 A44, 1.1% (Liquidity Facility Wachovia Bank NA) (c)(g)	7,995,000	7,995,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series LB 04 L28, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	9,975,000	9,975,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN 1.1% (Liquidity Facility Wachovia Bank NA) (c)(g)	2,725,000	2,725,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 147, 1.07% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,660,000	3,660,000
Series ROC II R179, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (c)(g)	1,495,000	1,495,000
Series SGA 43, 1.08% (Liquidity Facility Societe Generale) (c)(g)	14,100,000	14,100,000
		42,850,000
	Shares
Other - 0.9%
Fidelity Municipal Cash Central Fund, 1.10% (d)(e)	12,843,500	12,843,500
TOTAL INVESTMENT PORTFOLIO - 99.0%		1,370,381,418
NET OTHER ASSETS - 1.0%		13,886,317
NET ASSETS - 100%		$ 1,384,267,735
Total Cost for Income Tax Purposes $ 1,370,381,418
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $129,595,000 or 9.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series MS 860, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 7,495,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Bonds Series MS 00 371, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	8/8/02	$ 21,070,000
New Jersey Econ. Dev. Auth. Rev. Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley)	12/9/03	$ 7,900,000
New Jersey Tpk. Auth. Rev. Participating VRDN Series AAB 00 6, 1.05% (Liquidity Facility ABN-AMRO Bank NV)	3/14/01 - 2/13/04	$ 29,240,000
Security	Acquisition Date	Cost
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 613, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.)	11/13/03	$ 2,000,000
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/7/03	$ 8,995,000
Port Auth. of New York & New Jersey Bonds Series PA 1171R, 1.2%, tender 1/20/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/24/03	$ 5,100,000
Port Auth. of New York & New Jersey: Series 1991 3, 1.14%, VRDN	12/3/03	$ 9,800,000
Series 1991, 1.14%, VRDN	6/18/91	$ 8,800,000
Series 1992, 1.11%, VRDN	2/14/92	$ 6,800,000
Series 1995 4, 1.14%, VRDN	8/9/02	$ 10,500,000
Series 1995, 1.14%, VRDN	9/15/95	$ 9,400,000
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	7/31/02	$ 2,495,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,370,381,418
Cash		8
Receivable for investments sold on a delayed delivery basis		11,000,637
Receivable for fund shares sold		21,707,317
Interest receivable		6,568,387
Prepaid expenses		3,805
Other receivables		2,216
Total assets		1,409,663,788

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 8,667,667
Payable for fund shares redeemed	16,089,418
Distributions payable	13,252
Accrued management fee	433,747
Other affiliated payables	158,788
Other payables and accrued expenses	33,181
Total liabilities		25,396,053

Net Assets		$ 1,384,267,735
Net Assets consist of:
Paid in capital		$ 1,383,808,099
Accumulated net realized gain (loss) on investments		459,636
Net Assets, for 1,383,292,783 shares outstanding		$ 1,384,267,735
Net Asset Value, offering price and redemption price per share ($1,384,267,735 ÷ 1,383,292,783 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 6,931,091

Expenses
Management fee	$ 2,489,409
Transfer agent fees	841,301
Accounting fees and expenses	74,624
Non-interested trustees' compensation	3,058
Custodian fees and expenses	10,986
Registration fees	39,247
Audit	18,271
Legal	4,222
Miscellaneous	6,176
Total expenses before reductions	3,487,294
Expense reductions	(11,848)	3,475,446
Net investment income		3,455,645
Net realized gain (loss) on investment securities		463,180
Net increase in net assets resulting from operations		$ 3,918,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,455,645	$ 7,817,006
Net realized gain (loss)	463,180	257,712
Net increase (decrease) in net assets resulting from operations	3,918,825	8,074,718
Distributions to shareholders from net investment income	(3,455,645)	(7,817,006)
Distributions to shareholders from net realized gain	-	(311,617)
Total distributions	(3,455,645)	(8,128,623)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,876,341,128	2,699,127,253
Reinvestment of distributions	3,412,901	8,030,046
Cost of shares redeemed	(1,739,799,561)	(2,705,501,631)
Net increase (decrease) in net assets and shares resulting from share transactions	139,954,468	1,655,668
Total increase (decrease) in net assets	140,417,648	1,601,763

Net Assets
Beginning of period	1,243,850,087	1,242,248,324
End of period	$ 1,384,267,735	$ 1,243,850,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.010	.025	.034	.026
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.003	.006	.010	.025	.034	.026
Distributions from net investment income	(.003)	(.006)	(.010)	(.025)	(.034)	(.026)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	(.003)	(.006)	(.010)	(.025)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.26%	.64%	1.05%	2.55%	3.50%	2.68%
Ratios to Average Net Assets D
Expenses before expense reductions	.53% A	.52%	.52%	.53%	.55%	.58%
Expenses net of voluntary waivers, if any	.53% A	.52%	.52%	.53%	.55%	.58%
Expenses net of all reductions	.53% A	.50%	.48%	.48%	.55%	.58%
Net investment income	.52% A	.61%	1.04%	2.49%	3.47%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,384,268	$ 1,243,850	$ 1,242,248	$ 1,118,731	$ 926,551	$ 697,926

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New Jersey. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market funds.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The money market funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 18,406,580
Unrealized depreciation	(4,601,158)
Net unrealized appreciation (depreciation)	$ 13,805,422
Cost for federal income tax purposes	$ 496,929,731

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan New Jersey Municipal Income Fund	.25%	.13%	.38%
Fidelity New Jersey Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan New Jersey Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.12%

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New Jersey Municipal Money Market Fund	$ 89,083
Fidelity New Jersey Municipal Money Market Fund	213,444

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan New Jersey Municipal Money Market Fund	.35%	$ 224,834

Through arrangements with the income fund's and Fidelity New Jersey Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan New Jersey Municipal Income Fund	$ 5,336	$ 13,443
Fidelity New Jersey Municipal Money Market Fund	10,463	1,385

In addition, through an arrangement with Spartan New Jersey Municipal Money Market Fund's custodian and transfer agent, $7,099 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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California

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Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

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Semiannual Report

Semiannual Report

Semiannual Report

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NJN-USAN-0704
1.786819.101

Spartan®

Connecticut Municipal
Income Fund

and

Fidelity®
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2004

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Connecticut Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a debt security to decrease. A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Escrowed/Pre-Refunded	26.6	15.4
General Obligations	24.5	36.4
Special Tax	12.7	11.9
Health Care	9.5	9.2
Education	8.0	7.9
Average Years to Maturity as of May 31, 2004
		6 months ago
Years	12.7	13.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2004
6 months ago
Years	7.0	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
AAA 67.9%	AAA 68.4%
AA,A 27.1%	AA,A 25.9%
BBB 3.0%	BBB 3.6%
BB and Below 0.2%	BB and Below 0.2%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value (Note 1)
Connecticut - 87.5%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 548,720
7% 6/15/08 (FGIC Insured)	500,000	578,730
7% 6/15/09 (FGIC Insured)	500,000	588,575
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (c)	3,290,000	3,672,792
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (c)	2,305,000	2,573,187
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @ 100) (c)	1,070,000	1,194,495
5.375% 8/15/16 (FGIC Insured)	2,000,000	2,126,740
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,163,860
Series A:
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (c)	1,700,000	1,960,083
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (c)	5,830,000	6,721,932
6.125% 7/15/15 (Pre-Refunded to 7/15/10 @ 101) (c)	6,235,000	7,231,602
6.5% 9/1/07 (AMBAC Insured)	2,290,000	2,563,014
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,750,000	5,606,078
5.25% 10/1/09 (FGIC Insured) (b)	2,100,000	2,255,463
5.25% 10/1/10 (FGIC Insured) (b)	3,390,000	3,641,979
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,460,337
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,349,533
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,964,080
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	1,525,000	1,683,341
6% 11/15/08	1,525,000	1,708,946
6% 11/15/09	1,525,000	1,721,237
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,225,960
Connecticut Gen. Oblig.:
Series 1999 B, 5.875% 11/1/16 (Pre-Refunded to 11/1/11 @ 100) (c)	4,550,000	5,173,942
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (c)	3,215,000	3,526,212
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (c)	5,995,000	6,575,316
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2002 B, 5.5% 6/15/18	$ 3,000,000	$ 3,244,920
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,531,614
Series B:
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (c)	6,325,000	7,025,304
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (c)	3,730,000	4,142,986
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (c)	8,840,000	9,818,765
5.5% 6/15/17	7,815,000	8,473,492
5.5% 11/1/17 (Pre-Refunded to 11/1/11 @ 100) (c)	1,500,000	1,677,990
5.75% 11/1/10 (Pre-Refunded to 11/1/09 @ 101) (c)	1,000,000	1,130,970
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @ 100) (c)	1,500,000	1,694,295
Series D:
5.375% 11/15/16	6,800,000	7,354,744
5.375% 11/15/16 (FSA Insured)	1,795,000	1,948,096
5.375% 11/15/18	5,000,000	5,345,500
5.375% 11/15/20	2,435,000	2,587,334
Series E, 6% 3/15/12 (Escrowed to Maturity) (c)	35,000	40,245
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,104,020
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,885,617
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	6,230,000	6,531,470
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,500,000	2,522,500
5.2% 8/1/38	4,190,000	4,234,288
(Hosp. for Spl. Care Issue Proj.) Series B, 5.375% 7/1/17	850,000	705,772
(Kent School Proj.) Series B:
5.1% 7/1/07 (MBIA Insured)	265,000	276,713
5.25% 7/1/08 (MBIA Insured)	305,000	318,966
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	1,430,000	1,478,234
Series D, 5.25% 7/1/31	2,000,000	2,028,980
Series E, 5% 7/1/25	1,000,000	996,130
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	$ 3,195,000	$ 3,990,363
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,985,241
(Sacred Heart Univ. Proj.) Series C:
6% 7/1/06 (Escrowed to Maturity) (c)	190,000	204,662
6.5% 7/1/16 (Pre-Refunded to 7/1/06 @ 102) (c)	3,020,000	3,341,298
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,433,130
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,863,184
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,723,938
(Trinity College Issue Prog.) Series E, 5.875% 7/1/26 (MBIA Insured)	3,500,000	3,774,225
(Veterans Memorial Med. Ctr. Proj.) Series A:
5.5% 7/1/26 (MBIA Insured)	3,770,000	3,847,813
6.25% 7/1/05 (MBIA Insured)	2,265,000	2,373,312
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,095,803
Series X1, 5% 7/1/42	10,490,000	10,388,142
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	605,000	609,132
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.):
5.375% 1/1/06 (MBIA Insured)	900,000	944,343
5.5% 1/1/08 (MBIA Insured)	1,000,000	1,085,960
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,156,420
5.5% 11/15/09 (MBIA Insured) (b)	2,000,000	2,179,840
Connecticut Resources Recovery Auth. (Mid-Connecticut Sys. Proj.) Series A, 5.25% 11/15/08 (MBIA Insured)	3,300,000	3,560,766
Connecticut Spl. Assessment Second Injury Fund Series 2000 A, 5.125% 1/1/13 (Pre-Refunded to 1/1/11 @ 101) (c)	2,000,000	2,201,620
Connecticut Spl. Tax Oblig. Rev.:
(Trans. Infrastructure Proj.):
Series 1996 C, 6% 10/1/08 (MBIA Insured)	1,000,000	1,122,200
Series A:
5.375% 7/1/18 (FSA Insured)	2,000,000	2,133,000
7.125% 6/1/10	3,550,000	4,242,357
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
(Trans. Infrastructure Proj.):
Series B:
0% 6/1/08	$ 3,500,000	$ 3,095,295
5% 1/1/15 (FGIC Insured)	3,910,000	4,159,106
5.5% 11/1/07 (FSA Insured)	6,600,000	7,216,242
6.125% 9/1/12	7,115,000	8,173,925
6.15% 9/1/09	1,500,000	1,703,130
6.5% 10/1/10	3,400,000	3,984,766
6.5% 10/1/12	7,100,000	8,420,316
Series A, 5.375% 7/1/15 (FSA Insured)	3,785,000	4,090,222
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	1,989,635
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,395,302
5% 6/15/17 (AMBAC Insured) (b)	775,000	797,266
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,775,000	4,200,254
7.4% 9/1/07 (MBIA Insured)	370,000	425,641
7.4% 9/1/08 (MBIA Insured)	370,000	436,208
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,303,200
6% 4/15/07 (AMBAC Insured)	1,615,000	1,770,848
6% 2/1/12 (MBIA Insured)	400,000	460,076
7% 4/1/07 (MBIA Insured)	580,000	650,969
7% 4/1/08 (MBIA Insured)	580,000	667,354
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,297,507
New Haven Gen. Oblig. Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,273,640
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,100,604
5% 1/15/16 (AMBAC Insured)	1,025,000	1,099,415
5% 1/15/17 (AMBAC Insured)	1,025,000	1,095,038
Newtown Gen. Oblig. 6% 6/15/06 (MBIA Insured)	785,000	845,618
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	180,000	201,994
6.75% 6/1/08 (MBIA Insured)	190,000	218,021
6.75% 6/1/09 (MBIA Insured)	200,000	232,884
6.75% 6/1/10 (MBIA Insured)	215,000	254,261
6.75% 6/1/11 (MBIA Insured)	230,000	275,259
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,991,161
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Stamford Gen. Oblig.: - continued
5.25% 7/15/14	$ 6,565,000	$ 7,236,271
5.25% 7/15/15	3,000,000	3,306,750
5.5% 7/15/13	2,675,000	3,002,500
5.5% 7/15/14	1,250,000	1,391,913
6.6% 1/15/07	295,000	326,391
6.6% 1/15/08	1,480,000	1,679,193
6.6% 1/15/09	1,000,000	1,151,900
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,180,960
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	500,000	578,730
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)	1,000,000	1,075,370
5.125% 6/15/14 (MBIA Insured)	1,335,000	1,424,592
Univ. of Connecticut Series A:
5.375% 4/1/15 (Pre-Refunded to 4/1/11 @ 101) (c)	1,400,000	1,566,460
5.375% 4/1/16 (Pre-Refunded to 4/1/11 @ 101) (c)	4,475,000	5,007,078
5.375% 4/1/18 (Pre-Refunded to 4/1/12 @ 100) (c)	1,200,000	1,334,592
Univ. of Connecticut Rev. (Student Fee Prog.) Series A:
5.75% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (c)	6,850,000	7,804,685
6% 11/15/25 (Pre-Refunded to 11/15/10 @ 101) (c)	2,000,000	2,307,420
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	445,000	523,832
7% 6/15/10 (FGIC Insured)	440,000	526,781
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	725,000	728,074
		361,150,497
Puerto Rico - 10.7%
Puerto Rico Commonwealth Gen. Oblig.:
Series B, 5.5% 7/1/12 (FGIC Insured)	4,000,000	4,478,840
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (c)	3,700,000	4,160,724
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,750,000	2,737,735
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,583,580
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series B, 6% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (c)	2,250,000	2,592,405
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	$ 3,150,000	$ 3,328,542
5.5% 10/1/40 (Escrowed to Maturity) (c)	7,515,000	7,902,699
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series AA, 5.375% 7/1/14 (MBIA Insured)	3,250,000	3,530,768
Series HH, 5.25% 7/1/29 (FSA Insured)	12,435,000	12,676,612
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,250,000	1,320,025
		44,311,930
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $386,477,399)	405,462,427
NET OTHER ASSETS - 1.8%	7,532,695
NET ASSETS - 100%	$ 412,995,122
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.0555% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	June 2019	$ 3,000,000	$ (80,675)
Receive quarterly a fixed rate equal to 4.47% and pay quarterly a floating rate based on BMA Municipal Swap Index with Goldman Sachs	Oct. 2024	3,000,000	(47,480)
		$ 6,000,000	$ (128,155)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Escrowed/Pre-Refunded	26.6%
General Obligations	24.5%
Special Tax	12.7%
Health Care	9.5%
Education	8.0%
Transportation	5.0%
Others* (individually less than 5%)	13.7%
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $22,807,685 and $36,140,903, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $386,477,399) - See accompanying schedule		$ 405,462,427
Cash		2,913,827
Receivable for fund shares sold		192,007
Interest receivable		6,102,942
Prepaid expenses		1,387
Other receivables		1,723
Total assets		414,674,313

Liabilities
Payable for fund shares redeemed	$ 938,441
Distributions payable	428,783
Unrealized loss on swap agreements	128,155
Accrued management fee	129,698
Other affiliated payables	35,674
Other payables and accrued expenses	18,440
Total liabilities		1,679,191

Net Assets		$ 412,995,122
Net Assets consist of:
Paid in capital		$ 392,284,795
Undistributed net investment income		80,742
Accumulated undistributed net realized gain (loss) on investments		1,772,712
Net unrealized appreciation (depreciation) on investments		18,856,873
Net Assets, for 35,883,140 shares outstanding		$ 412,995,122
Net Asset Value, offering price and redemption price per share ($412,995,122 ÷ 35,883,140 shares)		$ 11.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 9,921,690

Expenses
Management fee	$ 823,576
Transfer agent fees	149,884
Accounting fees and expenses	59,424
Non-interested trustees' compensation	1,112
Custodian fees and expenses	4,918
Registration fees	16,969
Audit	22,269
Legal	4,659
Miscellaneous	2,463
Total expenses before reductions	1,085,274
Expense reductions	(16,363)	1,068,911
Net investment income (loss)		8,852,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,337,799
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,027,690)
Swap agreements	(128,155)
Total change in net unrealized appreciation (depreciation)		(13,155,845)
Net gain (loss)		(10,818,046)
Net increase (decrease) in net assets resulting from operations		$ (1,965,267)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,852,779	$ 19,042,871
Net realized gain (loss)	2,337,799	4,651,775
Change in net unrealized appreciation (depreciation)	(13,155,845)	4,874,240
Net increase (decrease) in net assets resulting from operations	(1,965,267)	28,568,886
Distributions to shareholders from net investment income	(8,854,108)	(18,981,278)
Distributions to shareholders from net realized gain	(4,217,325)	(1,374,463)
Total distributions	(13,071,433)	(20,355,741)
Share transactions Net proceeds from sales of shares	34,992,809	73,294,532
Reinvestment of distributions	9,325,016	14,628,065
Cost of shares redeemed	(54,821,344)	(113,281,172)
Net increase (decrease) in net assets resulting from share transactions	(10,503,519)	(25,358,575)
Redemption fees	986	3,969
Total increase (decrease) in net assets	(25,539,233)	(17,141,461)

Net Assets
Beginning of period	438,534,355	455,675,816
End of period (including undistributed net investment income of $80,742 and undistributed net investment income of $82,901, respectively)	$ 412,995,122	$ 438,534,355
Other Information Shares
Sold	2,935,887	6,166,998
Issued in reinvestment of distributions	787,587	1,231,336
Redeemed	(4,654,320)	(9,580,095)
Net increase (decrease)	(930,846)	(2,181,761)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.69	$ 11.51	$ 11.11	$ 10.88	$ 11.58
Income from Investment Operations
Net investment income (loss)	.239D	.489D	.497D	.527D	.549D	.526
Net realized and unrealized gain (loss)	(.285)	.253	.249	.401	.233	(.651)
Total from investment operations	(.046)	.742	.746	.928	.782	(.125)
Distributions from net investment income	(.239)	(.487)	(.497)	(.527)	(.553)	(.526)
Distributions from net realized gain	(.115)	(.035)	(.069)	(.001)	-	(.029)
Distributions in excess of net realized gain	-	-	-	-	-	(.021)
Total distributions	(.354)	(.522)	(.566)	(.528)	(.553)	(.576)
Redemption fees added to paid in capital	-D,F	-D,F	-D,F	-D,F	.001D	.001
Net asset value, end of period	$ 11.51	$ 11.91	$ 11.69	$ 11.51	$ 11.11	$ 10.88
Total ReturnB,C	(.43)%	6.45%	6.64%	8.47%	7.41%	(1.12)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.50%A	.50%	.50%	.50%	.51%	.55%
Expenses net of voluntary waivers, if any	.50%A	.50%	.50%	.50%	.51%	.55%
Expenses net of all reductions	.49%A	.49%	.46%	.41%	.42%	.49%
Net investment income (loss)	4.04%A	4.11%	4.28%	4.59%	5.04%	4.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 412,995	$ 438,534	$ 455,676	$ 416,337	$ 347,185	$ 346,113
Portfolio turnover rate	11%A	14%	18%	17%	27%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/04	% of fund's investments 11/30/03	% of fund's investments 5/31/03
0 - 30	75.8	82.7	77.9
31 - 90	17.1	1.9	12.0
91 - 180	4.7	6.0	4.1
181 - 397	2.4	9.4	6.0
Weighted Average Maturity
	5/31/04	11/30/03	5/31/03
Fidelity Connecticut Municipal Money Market Fund	29 Days	40 Days	34 Days
Connecticut Tax-Free Money Market Funds Average*	42 Days	51 Days	38 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2004	As of November 30, 2003
Variable Rate Demand Notes (VRDNs) 66.9%	Variable Rate Demand Notes (VRDNs) 58.1%
Commercial Paper (including CP Mode) 7.2%	Commercial Paper (including CP Mode) 5.1%
Tender Bonds 1.1%	Tender Bonds 2.0%
Municipal Notes 12.3%	Municipal Notes 8.9%
Fidelity Municipal Cash Central Fund 6.2%	Fidelity Municipal Cash Central Fund 20.0%
Other Investments 4.2%	Other Investments 5.8%
Net Other Assets 2.1%	Net Other Assets 0.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value (Note 1)
Connecticut - 82.3%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 2,865,000	$ 2,865,000
Series ROC II R45, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,000,000	5,000,000
Clinton Gen. Oblig. BAN 1.75% 6/10/04	10,270,000	10,272,001
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 1.06%, LOC KBC Bank NV, VRDN (a)	3,400,000	3,400,000
Series 1997 B, 1.06%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 1.06%, LOC Fleet Nat'l. Bank, VRDN (a)	800,000	800,000
(Learjet, Inc. Proj.) 1.12%, LOC Bank of America NA, VRDN (a)(d)	3,100,000	3,100,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Lapham Hickey Steel Corp. Proj.) 1.16%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,795,000	1,795,000
(The Energy Network/Sina Proj.) Series 2000, 1.12%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,300,000	1,300,000
(W.E. Bassett Co. Proj.) Series 1986, 1.1%, LOC Fleet Bank NA, VRDN (a)(d)	600,000	600,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.97% tender 9/8/04, CP mode	7,600,000	7,600,000
Connecticut Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1250, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,650,000	7,650,000
Connecticut Gen. Oblig.:
Bonds:
Series E, 2% 8/15/04	10,000,000	10,019,721
Series F, 5% 11/15/04	3,500,000	3,562,150
Participating VRDN:
Series 03 0011, 1.06% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series BA 02 A, 1.1% (Liquidity Facility Bank of America NA) (a)(e)	4,815,000	4,815,000
Series EGL 01 0701, 1.06% (Liquidity Facility Citibank NA, New York) (a)(e)	20,000,000	20,000,000
Series EGL 03 0011, 1.06% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series Floaters 01 681, 1.09% (Liquidity Facility Morgan Stanley) (a)(e)	$ 10,335,000	$ 10,335,000
Series MS 01 529, 1.09% (Liquidity Facility Morgan Stanley) (a)(e)	33,270,000	33,270,000
Series MS 01 571, 1.09% (Liquidity Facility Morgan Stanley) (a)(e)	24,775,000	24,775,000
Series PT 1803, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000,000	9,000,000
Series PT 2223, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,825,000	7,825,000
Series Putters 291, 1.07% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	13,275,000	13,275,000
Series Putters 320, 1.07% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	6,735,000	6,735,000
Series Putters 412, 1.07% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	17,495,000	17,495,000
Series Putters 428, 1.07% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,995,000	5,995,000
Series Putters 432, 1.07% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series ROC II 4009, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	18,850,000	18,850,000
Series ROC II R1064, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,850,000	6,850,000
Series ROC II R3013, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,320,000	5,320,000
Series ROC II R4048, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,235,000	5,235,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1, 1.08% tender 7/15/04, CP mode	10,900,000	10,900,000
Series S2:
1% tender 8/10/04, CP mode	7,600,000	7,600,000
1.06% tender 7/14/04, CP mode	10,800,000	10,800,000
Participating VRDN:
Series EGL 02 6027, 1.12% (Liquidity Facility Citibank NA, New York) (a)(e)	7,305,000	7,305,000
Series EGL 04 0019, 1.08% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
Series PT 905, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Bradley Health Care, Inc. Proj.) Series B, 1.05%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 5,700,000	$ 5,700,000
(Univ. of Hartford Proj.) Series F, 1.06%, LOC Citizens Bank of Rhode Island, VRDN (a)	8,000,000	8,000,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 1.1% (Liquidity Facility Bank of America NA) (a)(d)(e)	19,995,000	19,995,000
Series ROC II R264, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	8,995,000	8,995,000
Series 1990 C, 1.16%, VRDN (a)(d)	7,670,000	7,670,000
Series 1990 D, 1.16%, VRDN (a)(d)	10,235,000	10,235,000
Series 2001 A3, 1.08% (AMBAC Insured), VRDN (a)(d)	14,600,000	14,600,000
Series 2001 D3, 1.11% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Series 2002 A3, 1.07% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 B3, 1.09% (AMBAC Insured), VRDN (a)(d)	22,200,000	22,200,000
Series 2002 F2, 1.05% (AMBAC Insured), VRDN (a)(d)	20,600,000	20,600,000
Series 2004 A4, 1.05% (AMBAC Insured), VRDN (a)(d)	9,000,000	9,000,000
Series B3, 1.11% (AMBAC Insured), VRDN (a)(d)	12,000,000	12,000,000
Sub Series E4:
1.07% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
1.07% (AMBAC Insured), VRDN (a)(d)	15,000,000	15,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds:
(Trans. Infrastructure Proj.):
Series 2002 B, 5% 10/1/04	7,000,000	7,091,762
Series A:
2% 9/1/04	12,235,000	12,263,998
4% 9/1/04	5,635,000	5,675,727
Series 2003 B, 2% 1/1/05	3,110,000	3,123,806
Series PT 931, 1.2%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	2,725,000	2,725,000
Participating VRDN:
Series MS 01 735, 1.06% (Liquidity Facility Morgan Stanley) (a)(e)	14,700,000	14,700,000
Series PA 1039R, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,530,000	3,530,000
Series ROC II R122, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	12,265,000	12,265,000
(Trans. Infrastructure Proj.) Series 2003 1, 1.08% (AMBAC Insured), VRDN (a)	19,525,000	19,525,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
Series 2000 1, 1.08% (FGIC Insured), VRDN (a)	$ 19,180,000	$ 19,180,000
Series 2003 2, 1.08% (AMBAC Insured), VRDN (a)	47,100,000	47,099,999
Coventry Gen. Oblig. BAN 2% 7/15/04	2,730,000	2,733,105
Cromwell Gen. Oblig. Bonds 3.5% 6/15/04	1,530,000	1,531,476
Danbury Gen. Oblig. BAN 1.5% 8/6/04	14,250,000	14,261,163
East Lyme Gen. Oblig. BAN 1.75% 7/22/04	13,200,000	13,214,571
New Haven Gen. Oblig.:
Participating VRDN Series ROC II R256, 1.06% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,365,000	3,365,000
Series A:
0.95% 8/11/04, LOC Landesbank Hessen-Thuringen, CP	8,700,000	8,700,000
0.97% 8/12/04, LOC Landesbank Hessen-Thuringen, CP	8,600,000	8,600,000
0.97% 8/20/04, LOC Landesbank Hessen-Thuringen, CP	7,960,000	7,960,000
1.07% 7/15/04, LOC Landesbank Hessen-Thuringen, CP	7,580,000	7,580,000
1.07% 7/21/04, LOC Landesbank Hessen-Thuringen, CP	7,800,000	7,800,000
Norwalk Gen. Oblig. 1.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	4,815,000	4,815,000
Plainfield Gen. Oblig. BAN 2% 4/14/05	8,545,000	8,577,621
Reg'l. School District #15 BAN 1.5% 8/13/04	11,800,000	11,812,107
Ridgefield Gen. Oblig. BAN 2% 9/10/04	3,825,000	3,834,609
Rocky Hill Gen. Oblig. BAN 2% 8/13/04	7,315,000	7,329,729
Seymour Gen. Oblig. BAN 1.5% 8/18/04	13,695,000	13,709,490
Shelton Gen. Oblig. BAN 2% 1/19/05	10,000,000	10,046,952
Stamford Gen. Oblig. Bonds 4% 8/15/04	1,605,000	1,614,551
West Haven Gen. Oblig. BAN Series A, 2% 7/15/04	26,880,000	26,906,806
Westbrook Gen. Oblig. BAN 1.5% 7/29/04	5,450,000	5,452,560
		869,428,904
Puerto Rico - 9.4%
Puerto Rico Commonwealth Gen. Oblig.:
Bonds Series PA 1225, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	9,060,000	9,060,000
Participating VRDN:
Series Merlots 00 EE, 1.1% (Liquidity Facility Wachovia Bank NA) (a)(e)	25,080,000	25,080,000
Series Merlots 01 A107, 1.1% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,595,000	8,595,000
Series ROC II R185, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series Merlots 98 B8, 1.1% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 1,995,000	$ 1,995,000
Series RobIns 14, 1.06% (Liquidity Facility Bank of New York, New York) (a)(e)	5,995,000	5,995,000
1.1% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,970,000	5,970,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series 2000 A15, 1.1% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,295,000	11,295,000
Series EGL 00 5101, 1.08% (Liquidity Facility Citibank NA, New York) (a)(e)	10,000,000	10,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 1.08% (Liquidity Facility Morgan Stanley) (a)(e)	7,330,000	7,330,000
Series RobIns 16, 1.08% (Liquidity Facility Bank of New York, New York) (a)(e)	2,000,000	2,000,000
Puerto Rico Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series Putters 257, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,745,000	5,745,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.43%, LOC Banco Santander Central Hispano SA, VRDN (a)	2,000,000	2,000,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 1.08% (Liquidity Facility Morgan Stanley) (a)(e)	2,335,000	2,335,000
		99,400,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 6.2%
Fidelity Municipal Cash Central Fund, 1.10% (b)(c)	65,963,226	$ 65,963,226
TOTAL INVESTMENT PORTFOLIO - 97.9%	1,034,792,130
NET OTHER ASSETS - 2.1%	21,727,949
NET ASSETS - 100%	$ 1,056,520,079
Total Cost for Income Tax Purposes $ 1,034,792,130
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,785,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Rev. Bonds Series PT 931, 1.2%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/8/04	$ 2,725,000
Puerto Rico Commonwealth Gen. Oblig. Bonds Series PA 1225, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/21/03	$ 9,060,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,034,792,130
Cash		104
Receivable for investments sold on a delayed delivery basis		16,011,411
Receivable for fund shares sold		8,331,002
Interest receivable		2,944,470
Prepaid expenses		3,118
Receivable from investment adviser for expense reductions		10,991
Other receivables		1,204
Total assets		1,062,094,430

Liabilities
Payable for fund shares redeemed	$ 5,124,233
Distributions payable	3,961
Accrued management fee	327,437
Other affiliated payables	103,216
Other payables and accrued expenses	15,504
Total liabilities		5,574,351

Net Assets		$ 1,056,520,079
Net Assets consist of:
Paid in capital		$ 1,056,321,381
Accumulated net realized gain (loss) on investments		198,698
Net Assets, for 1,055,793,813 shares outstanding		$ 1,056,520,079
Net Asset Value, offering price and redemption price per share ($1,056,520,079 ÷ 1,055,793,813 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2004 (Unaudited)

Investment Income
Interest		$ 5,371,739

Expenses
Management fee	$ 1,970,549
Transfer agent fees	543,163
Accounting fees and expenses	62,705
Non-interested trustees' compensation	2,475
Custodian fees and expenses	7,668
Registration fees	20,896
Audit	19,905
Legal	8,943
Miscellaneous	4,985
Total expenses before reductions	2,641,289
Expense reductions	(141,642)	2,499,647
Net investment income		2,872,092
Net realized gain (loss) on investment securities		198,760
Net increase in net assets resulting from operations		$ 3,070,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,872,092	$ 6,360,618
Net realized gain (loss)	198,760	253,756
Net increase (decrease) in net assets resulting from operations	3,070,852	6,614,374
Distributions to shareholders from net investment income	(2,872,092)	(6,360,618)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,180,218,664	1,929,812,002
Reinvestment of distributions	2,813,888	6,184,303
Cost of shares redeemed	(1,181,288,060)	(1,857,593,225)
Net increase (decrease) in net assets and shares resulting from share transactions	1,744,492	78,403,080
Total increase (decrease) in net assets	1,943,252	78,656,836

Net Assets
Beginning of period	1,054,576,827	975,919,991
End of period	$ 1,056,520,079	$ 1,054,576,827

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.010	.024	.034	.026
Distributions from net investment income	(.003)	(.006)	(.010)	(.024)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.27%	.62%	.99%	2.44%	3.47%	2.63%
Ratios to Average Net AssetsD
Expenses before expense reductions	.50%A	.50%	.51%	.51%	.54%	.55%
Expenses net of voluntary waivers, if any	.48%A	.48%	.49%	.51%	.54%	.55%
Expenses net of all reductions	.48%A	.47%	.45%	.46%	.54%	.54%
Net investment income	.55%A	.61%	1.00%	2.41%	3.43%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,056,520	$ 1,054,577	$ 975,920	$ 807,225	$ 718,657	$ 532,948

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Connecticut. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The Fidelity Connecticut Municipal Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 21,173,780
Unrealized depreciation	(2,097,073)
Net unrealized appreciation (depreciation)	$ 19,076,707
Cost for federal income tax purposes	$ 386,385,720

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Spartan Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Connecticut Municipal Income Fund	.25%	.13%	.38%
Fidelity Connecticut Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Connecticut Municipal Income Fund	.07%	|
Fidelity Connecticut Municipal Money Market Fund	.10%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Connecticut Municipal Money Market Fund	$ 906,013

Semiannual Report

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 126,721

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan Connecticut Municipal Income Fund	$ 4,633	$ 11,730
Fidelity Connecticut Municipal Money Market Fund	7,452	7,469

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CTR-USAN-0704
1.786817.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 28, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 28, 2004